                                                               December 31, 2001




                                                                   annual report










ProFunds VP

ProFund VP Bull Plus
ProFund VP UltraOTC
ProFund VP UltraSmall-Cap
ProFund VP Bear
ProFund VP Money Market

















[Logo appears here]
ProFunds/SM/

PROFUNDS VP

                           Message from the Chairman

Dear Shareholders:

    I am pleased to present the Annual Report to the Shareholders of ProFunds VP for the 12 months ended December 31, 2001.

    2001 was a year of continued innovation for ProFunds as Canada Life added five ProFunds VP to its variable annuity lineup.

    The five funds are the ProFund VP Bull Plus, the ProFund VP UltraOTC, the ProFund VP UltraSmall-Cap, the ProFund VP Bear, and the ProFund VP Money Market.

The Bull Plus seeks investment results, before expenses, of 150% of the daily performance of the S&P 500/(R)/ Index. The Bear seeks results, before expenses, corresponding to the inverse of the S&P 500. The UltraOTC and UltraSmall-Cap seek results, before expenses, that double the daily performance of the NASDAQ-100/(R)/ Index and the Russell 2000/(R)/ Index, respectively.

    2001 was also a year of continued consistency in performance. The ProFunds met their investment objectives for the past fiscal year with an average statistical correlation of over 0.99, with 1.00 being a perfect correlation.

    In the pages that follow, you'll find a detailed discussion of the performance of the ProFunds VP over the past year. We urge you to read this material closely.

    And, as always, we deeply appreciate your confidence and support.

Sincerely,

/s/ Michael Sapir
Michael L. Sapir
Chairman

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                             ProFund VP Bull Plus

   For the period January 22, 2001 through December 31, 2001, the ProFund VP Bull Plus had a NAV total return of -24.30%*, compared to a return of -14.51% for the unmanaged S&P 500 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which includes the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bull Plus achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.

Value of a $10,000 Investment

                       [CHART]

                       ProFund
                     VP Bull Plus          S&P 500
                     ------------          --------
 1/22/2001             $10,000             $10,000
 3/31/2001               7,933               8,641
 6/30/2001               8,500               9,118
 9/30/2001               6,590               7,751
12/31/2001               7,570               8,549

------------------------------------
      Average Annual Total Return
             as of 12/31/01
------------------------------------
                     Since
                   Inception
                   (1/22/01)
------------------------------------
VP Bull Plus       (24.30)%
------------------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP Bull Plus is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull Plus                    Investments
                                                December 31, 2001

            Common Stocks (84.5%)
                                                   Shares    Value
                                                   ------ -----------
           Abbott Laboratories....................  8,050 $   448,788
           ADC Telecommunications, Inc.*..........  4,100      18,860
           Adobe Systems, Inc.....................  1,225      38,036
           Advanced Micro Devices, Inc.*..........  1,775      28,152
           AES Corp.*.............................  2,775      45,371
           Aetna, Inc.............................    750      24,743
           AFLAC, Inc.............................  2,700      66,312
           Agilent Technologies, Inc.*............  2,400      68,423
           Air Products & Chemicals, Inc..........  1,175      55,119
           Alberto-Culver Co.--Class B............    300      13,422
           Albertson's, Inc.......................  2,100      66,129
           Alcan, Inc.............................  1,675      60,183
           Alcoa, Inc.............................  4,400     156,419
           Allegheny Energy, Inc..................    650      23,543
           Allegheny Technologies, Inc............    425       7,119
           Allergan, Inc..........................    675      50,659
           Allied Waste Industries, Inc.*.........  1,025      14,412
           Allstate Corp..........................  3,700     124,690
           Alltel Corp............................  1,600      98,768
           Altera Corp.*..........................  2,000      42,440
           Ambac Financial Group, Inc.............    550      31,823
           Amerada Hess Corp......................    450      28,125
           Ameren Corp............................    725      30,668
           American Electric Power, Inc...........  1,675      72,913
           American Express Co....................  6,925     247,153
           American Greetings Corp.--Class A......    325       4,479
           American Home Products Corp............  6,850     420,316
           American International Group, Inc...... 13,550   1,075,869
           American Power Conversion Corp.*.......  1,025      14,822
           AmerisourceBergen Corp.................    525      33,364
           Amgen, Inc.*...........................  5,425     306,187
           AMR Corp.*.............................    800      17,736
           AmSouth Bancorporation.................  1,900      35,910
           Anadarko Petroleum Corp................  1,300      73,905
           Analog Devices*........................  1,875      83,231
           Andrew Corp.*..........................    425       9,303
           Anheuser-Busch Cos., Inc...............  4,600     207,966
           AOL-Time Warner, Inc.*................. 22,975     737,497
           AON Corp...............................  1,400      49,728
           Apache Corp............................    700      34,916
           Apple Computer, Inc.*..................  1,825      39,968
           Applera Corp.--Applied Biosystems Group  1,100      43,197
           Applied Materials, Inc.*...............  4,225     169,423
           Applied Micro Circuits Corp.*..........  1,550      17,546
           Archer-Daniels-Midland Co..............  3,425      49,149
           Ashland, Inc...........................    350      16,128
           AT&T Corp.............................. 18,350     332,869
           AT&T Wireless Services, Inc.*.......... 13,125     188,606
           Autodesk, Inc..........................    275      10,249
           Automatic Data Processing, Inc.........  3,200     188,480
           AutoZone, Inc.*........................    550      39,490
           Avaya, Inc.*...........................  1,500      18,225
           Avery Dennison Corp....................    575      32,505
           Avon Products, Inc.....................  1,225      56,963
           Baker Hughes, Inc......................  1,750      63,823
           Ball Corp..............................    150      10,605
           Bank of America Corp...................  8,175     514,615
           Bank of New York Co., Inc..............  3,825     156,060

              Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
             Bank One Corp......................  6,050 $   236,253
             Bard (C.R.), Inc...................    275      17,738
             Barrick Gold Corp..................  2,775      44,261
             Bausch & Lomb, Inc.................    275      10,357
             Baxter International, Inc..........  3,075     164,911
             BB&T Corp..........................  2,350      84,859
             Bear Stearns Cos., Inc.............    500      29,320
             Becton, Dickinson & Co.............  1,350      44,753
             Bed Bath & Beyond, Inc.*...........  1,500      50,850
             BellSouth Corp.....................  9,750     371,963
             Bemis Co., Inc.....................    275      13,525
             Best Buy Co., Inc.*................  1,100      81,928
             Big Lots, Inc.*....................    600       6,240
             Biogen, Inc.*......................    775      44,446
             Biomet, Inc........................  1,400      43,260
             Black & Decker Corp................    425      16,035
             Block H & R, Inc...................    950      42,465
             BMC Software, Inc.*................  1,275      20,872
             Boeing Co..........................  4,350     168,692
             Boise Cascade Corp.................    300      10,203
             Boston Scientific Corp.*...........  2,100      50,652
             Bristol-Myers Squibb Co............ 10,050     512,549
             Broadcom Corp.--Class A*...........  1,350      55,175
             Brown-Forman Corp..................    350      21,910
             Brunswick Corp.....................    450       9,792
             Burlington Northern Santa Fe Corp..  2,000      57,060
             Burlington Resources, Inc..........  1,050      39,417
             Calpine Corp.*.....................  1,575      26,444
             Campbell Soup Co...................  2,125      63,474
             Capital One Financial Corp.........  1,125      60,694
             Cardinal Health, Inc...............  2,350     151,951
             Carnival Corp......................  3,050      85,644
             Caterpillar, Inc...................  1,775      92,743
             Cendant Corp.*.....................  5,100     100,010
             Centex Corp........................    325      18,554
             CenturyTel, Inc....................    725      23,780
             Charter One Financial, Inc.........  1,175      31,901
             ChevronTexaco Corp.................  5,525     495,094
             Chiron Corp.*......................    975      42,744
             Chubb Corp.........................    875      60,375
             CIENA Corp.*.......................  1,700      24,327
             CIGNA Corp.........................    750      69,488
             Cincinnati Financial Corp..........    850      32,428
             Cinergy Corp.......................    825      27,580
             Cintas Corp........................    875      42,000
             Circuit City Stores, Inc...........  1,075      27,896
             Cisco Systems, Inc.*............... 38,075     689,537
             Citigroup, Inc..................... 26,700   1,347,815
             Citizens Communications Co.*.......  1,450      15,457
             Citrix Systems, Inc.*..............    975      22,094
             Clear Channel Communications, Inc.*  3,100     157,821
             Clorox Co..........................  1,200      47,459
             CMS Energy Corp....................    700      16,821
             Coca-Cola Co....................... 12,900     608,234
             Coca-Cola Enterprises, Inc.........  2,300      43,562
             Colgate-Palmolive Co...............  2,875     166,031
             Comcast Corp.--Special Class A*....  4,900     176,400
             Comerica, Inc......................    925      53,003

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull Plus                    Investments
                                                December 31, 2001

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Compaq Computer Corp...................  8,800 $    85,888
           Computer Associates International, Inc.  3,000     103,470
           Computer Sciences Corp.*...............    875      42,858
           Compuware Corp.*.......................  1,925      22,696
           Comverse Technology, Inc.*.............    975      21,811
           ConAgra Foods, Inc.....................  2,800      66,556
           Concord EFS, Inc.*.....................  2,625      86,048
           Conexant Systems, Inc.*................  1,325      19,027
           Conoco, Inc............................  3,250      91,975
           Conseco, Inc.*.........................  1,800       8,028
           Consolidated Edison, Inc...............  1,100      44,396
           Constellation Energy Group, Inc........    850      22,568
           Convergys Corp.*.......................    900      33,741
           Cooper Industries, Inc.................    475      16,587
           Cooper Tire & Rubber Co................    375       5,985
           Coors (Adolph) Co.--Class B............    175       9,345
           Corning, Inc...........................  4,900      43,708
           Costco Wholesale Corp.*................  2,350     104,293
           Countrywide Credit Industries, Inc.....    625      25,606
           Crane Co...............................    300       7,692
           CSX Corp...............................  1,100      38,555
           Cummins, Inc...........................    225       8,672
           CVS Corp...............................  2,025      59,940
           Dana Corp..............................    775      10,757
           Danaher Corp...........................    750      45,233
           Darden Restaurants, Inc................    600      21,240
           Deere & Co.............................  1,225      53,483
           Dell Computer Corp.*................... 13,550     368,288
           Delphi Automotive Systems Corp.........  2,900      39,614
           Delta Air Lines, Inc...................    650      19,019
           Deluxe Corp............................    350      14,553
           Devon Energy Corp......................    650      25,123
           Dillard's, Inc.--Class A...............    425       6,800
           Dollar General Corp....................  1,725      25,703
           Dominion Resources, Inc................  1,375      82,637
           Donnelley (R.R.) & Sons Co.............    600      17,814
           Dover Corp.............................  1,050      38,924
           Dow Chemical Co........................  4,675     157,922
           Dow Jones & Co., Inc...................    450      24,629
           DTE Energy Co..........................    850      35,649
           Du Pont (E.I.) de Nemours..............  5,325     226,365
           Duke Energy Corp.......................  4,025     158,021
           Dynegy, Inc.--Class A..................  1,700      43,350
           Eastman Chemical Co....................    400      15,608
           Eastman Kodak Co.......................  1,500      44,145
           Eaton Corp.............................    350      26,044
           Ecolab, Inc............................    675      27,169
           Edison International*..................  1,700      25,670
           El Paso Corp...........................  2,650     118,216
           Electronic Data Systems Corp...........  2,450     167,948
           Eli Lilly & Co.........................  5,825     457,496
           EMC Corp.*............................. 11,500     154,560
           Emerson Electric Co....................  2,225     127,047
           Engelhard Corp.........................    675      18,684
           Entergy Corp...........................  1,150      44,977
           EOG Resources, Inc.....................    600      23,466
           Equifax, Inc...........................    750      18,113
           Equity Office Properties Trust.........  2,150      64,672

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Equity Residential Properties Trust....  1,400 $    40,194
           Exelon Corp............................  1,675      80,199
           Exxon Mobil Corp....................... 35,500   1,395,149
           Family Dollar Stores, Inc..............    900      26,982
           Fannie Mae.............................  5,175     411,412
           Federated Department Stores, Inc.*.....  1,000      40,900
           FedEx Corp.*...........................  1,550      80,414
           Fifth Third Bancorp....................  3,000     183,990
           First Data Corp........................  1,975     154,939
           FirstEnergy Corp.......................  1,550      54,219
           Fiserv, Inc.*..........................    975      41,262
           Fleet Boston Financial Corp............  5,425     198,013
           Fluor Corp.............................    425      15,895
           Ford Motor Co..........................  9,400     147,768
           Forest Laboratories, Inc.*.............    925      75,804
           Fortune Brands, Inc....................    775      30,682
           FPL Group, Inc.........................    925      52,170
           Franklin Resources, Inc................  1,350      47,615
           Freddie Mac............................  3,600     235,440
           Freeport-McMoRan Copper & Gold, Inc.--
            Class B*..............................    750      10,043
           Gannett Co., Inc.......................  1,375      92,441
           Gap, Inc...............................  4,475      62,382
           Gateway, Inc.*.........................  1,675      13,467
           General Dynamics Corp..................  1,050      83,622
           General Electric Co.................... 51,525   2,065,121
           General Mills, Inc.....................  1,900      98,819
           General Motors Corp....................  2,875     139,725
           Genuine Parts Co.......................    900      33,030
           Genzyme Corp.--General Division*.......  1,100      65,846
           Georgia Pacific Corp...................  1,200      33,132
           Gillette Co............................  5,475     182,865
           Golden West Financial Corp.............    825      48,551
           Goodrich Corp..........................    525      13,976
           Goodyear Tire & Rubber Co..............    850      20,239
           Grainger (W.W.), Inc...................    475      22,800
           Great Lakes Chemical Corp..............    250       6,070
           Guidant Corp.*.........................  1,575      78,435
           Halliburton Co.........................  2,225      29,148
           Harley-Davidson, Inc...................  1,575      85,538
           Harrah's Entertainment, Inc.*..........    575      21,281
           Hartford Financial Services Group, Inc.  1,275      80,108
           Hasbro, Inc............................    900      14,607
           HCA, Inc...............................  2,675     103,095
           Health Management Associates, Inc.--
            Class A*..............................  1,275      23,460
           Healthsouth Corp.*.....................  2,025      30,011
           Heinz (H.J.) Co........................  1,825      75,044
           Hercules, Inc.*........................    575       5,750
           Hershey Foods Corp.....................    700      47,390
           Hewlett-Packard Co..................... 10,075     206,941
           Hilton Hotels Corp.....................  1,925      21,021
           Home Depot, Inc........................ 12,150     619,771
           Honeywell International, Inc...........  4,225     142,890
           Household International, Inc...........  2,375     137,608
           Humana, Inc.*..........................    875      10,316
           Huntington Bancshares, Inc.............  1,300      22,347
           Illinois Tool Works, Inc...............  1,575     106,659

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull Plus                    Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Immunex Corp.*..........................  2,825 $    78,281
          IMS Health, Inc.........................  1,525      29,753
          Inco Ltd.*..............................    950      16,093
          Ingersoll-Rand Co.......................    875      36,584
          Intel Corp.............................. 34,825   1,095,245
          International Business Machines Corp....  8,950   1,082,591
          International Flavors & Fragrances, Inc.    500      14,855
          International Game Technology*..........    375      25,613
          International Paper Co..................  2,500     100,875
          Interpublic Group of Cos., Inc..........  1,950      57,603
          Intuit, Inc.*...........................  1,100      47,058
          ITT Industries, Inc.....................    450      22,725
          J.P. Morgan Chase & Co.................. 10,250     372,587
          Jabil Circuit, Inc.*....................  1,025      23,288
          JDS Uniphase Corp.*.....................  6,900      59,892
          Jefferson-Pilot Corp....................    775      35,859
          John Hancock Financial Services, Inc....  1,550      64,015
          Johnson & Johnson....................... 15,925     941,167
          Johnson Controls, Inc...................    450      36,338
          Jones Apparel Group, Inc.*..............    650      21,561
          K Mart Corp.*...........................  2,575      14,060
          KB Home.................................    250      10,025
          Kellogg Co..............................  2,100      63,210
          Kerr-McGee Corp.........................    525      28,770
          KeyCorp.................................  2,200      53,548
          KeySpan Corp............................    725      25,121
          Kimberly-Clark Corp.....................  2,725     162,955
          Kinder Morgan, Inc......................    575      32,022
          King Pharmaceuticals, Inc.*.............  1,275      53,716
          KLA-Tencor Corp.*.......................    950      47,082
          Knight Ridder, Inc......................    425      27,595
          Kohls Corp.*............................  1,750     123,270
          Kroger Co.*.............................  4,175      87,132
          Leggett & Platt, Inc....................  1,025      23,575
          Lexmark International Group, Inc.*......    675      39,825
          Limited, Inc............................  2,225      32,752
          Lincoln National Corp...................    975      47,356
          Linear Technology Corp..................  1,650      64,416
          Liz Claiborne, Inc......................    275      13,681
          Lockheed Martin Corp....................  2,275     106,174
          Loews Corp..............................  1,000      55,380
          Louisiana-Pacific Corp..................    550       4,642
          Lowe's Cos., Inc........................  4,025     186,799
          LSI Logic Corp.*........................  1,900      29,982
          Lucent Technologies, Inc................ 17,725     111,490
          Manor Care, Inc.*.......................    525      12,448
          Marriott International, Inc.--Class A...  1,250      50,813
          Marsh & McLennan Cos., Inc..............  1,425     153,115
          Masco Corp..............................  2,375      58,187
          Mattel, Inc.............................  2,250      38,700
          Maxim Integrated Products, Inc.*........  1,675      87,954
          May Department Stores Co................  1,550      57,319
          Maytag Corp.............................    400      12,412
          MBIA, Inc...............................    775      41,563
          MBNA Corp...............................  4,425     155,760
          McDermott International, Inc.*..........    325       3,988
          McDonald's Corp.........................  6,675     176,686
          McGraw-Hill Cos., Inc...................  1,000      60,980

             Common Stocks, continued
                                                  Shares    Value
                                                  ------ -----------
            McKesson Corp........................  1,475 $    55,165
            Mead Corp............................    525      16,217
            MedImmune, Inc.*.....................  1,100      50,985
            Medtronic, Inc.......................  6,275     321,342
            Mellon Financial Corp................  2,425      91,229
            Merck & Co., Inc..................... 11,800     693,839
            Mercury Interactive Corp.*...........    425      14,442
            Meredith Corp........................    250       8,913
            Merrill Lynch & Co., Inc.............  4,400     229,328
            MetLife, Inc.........................  3,750     118,800
            MGIC Investment Corp.................    550      33,946
            Micron Technology, Inc.*.............  3,100      96,100
            Microsoft Corp.*..................... 27,950   1,851,687
            Millipore Corp.......................    250      15,175
            Minnesota Mining & Mfg. Co...........  2,025     239,375
            Mirant Corp.*........................  1,775      28,436
            Molex, Inc...........................  1,025      31,724
            Moody's Corp.........................    800      31,888
            Morgan Stanley Dean Witter & Co......  5,700     318,857
            Motorola, Inc........................ 11,550     173,481
            Nabors Industries, Inc.*.............    725      24,889
            National City Corp...................  3,150      92,106
            National Semiconductor Corp.*........    925      28,481
            Navistar International Corp.*........    300      11,850
            NCR Corp.*...........................    500      18,430
            Network Appliance, Inc.*.............  1,725      37,726
            New York Times Co.--Class A..........    775      33,519
            Newell Rubbermaid, Inc...............  1,375      37,909
            Newmont Mining Corp..................  1,025      19,588
            Nextel Communications, Inc.--Class A*  4,150      45,484
            Niagara Mohawk Holdings, Inc.*.......    825      14,627
            NICOR, Inc...........................    225       9,369
            Nike, Inc.--Class B..................  1,400      78,736
            NiSource, Inc........................  1,075      24,790
            Noble Drilling Corp.*................    675      22,977
            Nordstrom, Inc.......................    700      14,161
            Norfolk Southern Corp................  2,000      36,660
            Nortel Networks Corp................. 16,600     124,500
            Northern Trust Corp..................  1,150      69,253
            Northrop Grumman Corp................    575      57,966
            Novell, Inc.*........................  1,875       8,606
            Novellus Systems, Inc.*..............    750      29,588
            Nucor Corp...........................    400      21,184
            NVIDIA Corp.*........................    750      50,175
            Occidental Petroleum Corp............  1,950      51,734
            Office Depot, Inc.*..................  1,600      29,664
            Omnicom Group........................    975      87,116
            Oracle Corp.*........................ 28,875     398,763
            PACCAR, Inc..........................    400      26,248
            Pactiv Corp.*........................    825      14,644
            Pall Corp............................    625      15,038
            Palm, Inc.*..........................  2,950      11,446
            Parametric Technology Corp.*.........  1,375      10,739
            Parker Hannifin Corp.................    600      27,546
            Paychex, Inc.........................  1,950      67,958
            Penney (J.C.) Co.....................  1,375      36,988
            Peoples Energy Corp..................    175       6,638
            PeopleSoft, Inc.*....................  1,575      63,315

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull Plus                    Investments
                                                December 31, 2001

         Common Stocks, continued
                                                     Shares    Value
                                                     ------ -----------
        PepsiCo, Inc................................  9,075 $   441,862
        PerkinElmer, Inc............................    650      22,763
        Pfizer, Inc................................. 32,625   1,300,105
        PG&E Corp...................................  2,000      38,480
        Pharmacia Corp..............................  6,700     285,755
        Phelps Dodge Corp...........................    400      12,960
        Philip Morris Cos., Inc..................... 11,250     515,813
        Phillips Petroleum Co.......................  1,975     119,014
        Pinnacle West Capital Corp..................    450      18,833
        Pitney Bowes, Inc...........................  1,275      47,952
        Placer Dome, Inc............................  1,700      18,547
        PMC-Sierra, Inc.*...........................    850      18,071
        PNC Financial Services Group................  1,475      82,895
        Power-One, Inc.*............................    400       4,164
        PPG Industries, Inc.........................    875      45,255
        PPL Corp....................................    750      26,138
        Praxair, Inc................................    825      45,581
        Procter & Gamble Co.........................  6,725     532,149
        Progress Energy, Inc........................  1,125      50,659
        Progressive Corp............................    375      55,988
        Providian Financial Corp....................  1,475       5,236
        Public Service Enterprise Group, Inc........  1,075      45,354
        Pulte Homes, Inc............................    300      13,401
        QLogic Corp.*...............................    475      21,142
        Qualcomm, Inc.*.............................  3,975     200,738
        Quintiles Transnational Corp.*..............    625      10,031
        Qwest Communications International, Inc.....  8,650     122,225
        RadioShack Corp.............................    925      27,843
        Raytheon Co.................................  2,025      65,752
        Reebok International Ltd.*..................    300       7,950
        Regions Financial Corp......................  1,175      35,180
        Reliant Energy, Inc.........................  1,550      41,106
        Robert Half International, Inc.*............    900      24,030
        Rockwell Collins, Inc.......................    950      18,525
        Rockwell International Corp.................    950      16,967
        Rohm & Haas Co..............................  1,150      39,825
        Rowan Cos., Inc.*...........................    475       9,201
        Royal Dutch Petroleum Co.--ADR.............. 11,025     540,445
        Ryder System, Inc...........................    325       7,199
        Sabre Holdings Corp.*.......................    700      29,645
        SAFECO Corp.................................    675      21,026
        Safeway, Inc.*..............................  2,600     108,550
        Sanmina-SCI Corp.*..........................  2,700      53,730
        Sapient Corp.*..............................    650       5,018
        Sara Lee Corp...............................  4,075      90,587
        SBC Communications, Inc..................... 17,450     683,516
        Schering-Plough Corp........................  7,600     272,156
        Schlumberger Ltd............................  3,000     164,850
        Schwab (Charles) Corp.......................  7,100     109,837
        Scientific-Atlanta, Inc.....................    800      19,152
        Sealed Air Corp.*...........................    425      17,348
        Sears, Roebuck & Co.........................  1,675      79,797
        Sempra Energy...............................  1,075      26,391
        Sherwin-Williams Co.........................    800      22,000
        Siebel Systems, Inc.*.......................  2,400      67,152
        Sigma-Aldrich Corp..........................    375      14,779
        Snap-on, Inc................................    300      10,098
        Solectron Corp.*............................  4,250      47,940

         Common Stocks, continued
                                                     Shares    Value
                                                     ------ -----------
        Southern Co.................................  3,600 $    91,259
        SouthTrust Corp.............................  1,775      43,789
        Southwest Airlines Co.......................  3,975      73,458
        Sprint Corp. (FON Group)....................  4,600      92,368
        Sprint Corp. (PCS Group)*...................  5,125     125,101
        St. Jude Medical, Inc.*.....................    450      34,943
        St. Paul Companies, Inc.....................  1,075      47,268
        Stanley Works...............................    450      20,957
        Staples, Inc.*..............................  2,400      44,880
        Starbucks Corp.*............................  1,975      37,624
        Starwood Hotels & Resorts Worldwide, Inc....  1,025      30,596
        State Street Corp...........................  1,700      88,825
        Stilwell Financial, Inc.....................  1,150      31,303
        Stryker Corp................................  1,025      59,829
        Sun Microsystems, Inc.*..................... 16,825     206,948
        Sunoco, Inc.................................    400      14,936
        SunTrust Banks, Inc.........................  1,500      94,050
        SuperValu, Inc..............................    700      15,484
        Symbol Technologies, Inc....................  1,175      18,659
        Synovus Financial Corp......................  1,500      37,575
        Sysco Corp..................................  3,450      90,459
        T. Rowe Price Group, Inc....................    650      22,575
        Target Corp.................................  4,675     191,908
        TECO Energy, Inc............................    725      19,024
        Tektronix, Inc.*............................    475      12,246
        Tellabs, Inc.*..............................  2,125      31,790
        Temple-Inland, Inc..........................    250      14,183
        Tenet Healthcare Corp.*.....................  1,700      99,824
        Teradyne, Inc.*.............................    950      28,633
        Texas Instruments, Inc......................  9,000     252,000
        Textron, Inc................................    725      30,059
        The Pepsi Bottling Group, Inc...............  1,475      34,663
        Thermo Electron Corp.*......................    925      22,071
        Thomas & Betts Corp.........................    300       6,345
        Tiffany & Co................................    750      23,603
        TJX Cos., Inc...............................  1,425      56,801
        TMP Worldwide, Inc.*........................    575      24,668
        Torchmark Corp..............................    650      25,565
        Toys R Us, Inc.*............................  1,025      21,259
        Transocean Sedco Forex, Inc.................  1,650      55,803
        Tribune Co..................................  1,550      58,017
        Tricon Global Restaurants, Inc.*............    750      36,900
        TRW, Inc....................................    650      24,076
        Tupperware Corp.............................    300       5,775
        TXU Corp....................................  1,375      64,831
        Tyco International Ltd...................... 10,350     609,614
        U.S. Bancorp................................ 10,125     211,916
        Unilever NV--ADR............................  2,975     171,390
        Union Pacific Corp..........................  1,300      74,100
        Union Planters Corp.........................    725      32,719
        Unisys Corp.*...............................  1,650      20,691
        United Technologies Corp....................  2,425     156,728
        UnitedHealth Group, Inc.....................  1,625     115,001
        Univision Communications, Inc., Class A*....  1,100      44,506
        Unocal Corp.................................  1,275      45,989
        UnumProvident Corp..........................  1,250      33,138
        US Airways Group, Inc.*.....................    350       2,219
        USA Education, Inc..........................    825      69,317

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull Plus                    Investments
                                                December 31, 2001

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         UST, Inc..................................    850 $    29,750
         USX-Marathon Group, Inc...................  1,600      48,000
         USX-U.S. Steel Group, Inc.................    475       8,602
         Veritas Software Corp.*...................  2,075      93,022
         Verizon Communications, Inc............... 14,100     669,186
         VF Corp...................................    575      22,431
         Viacom, Inc.--Class B*....................  9,200     406,179
         Visteon Corp..............................    675      10,152
         Vitesse Semiconductor Corp.*..............  1,000      12,430
         Vulcan Materials Co.......................    525      25,169
         Wachovia Corp.............................  7,075     221,872
         Wal-Mart Stores, Inc...................... 23,125   1,330,843
         Walgreen Co...............................  5,300     178,397
         Walt Disney Co............................ 10,575     219,114
         Washington Mutual, Inc....................  4,550     148,785
         Waste Management, Inc.....................  3,250     103,707
         Waters Corp.*.............................    675      26,156
         Watson Pharmaceuticals, Inc.*.............    550      17,265
         Wellpoint Health Networks, Inc.*..........    325      37,976
         Wells Fargo & Co..........................  8,800     382,359
         Wendy's International, Inc................    550      16,044
         Westvaco Corp.............................    525      14,936
         Weyerhaeuser Co...........................  1,125      60,840
         Whirlpool Corp............................    350      25,666
         Willamette Industries, Inc................    575      29,969
         Williams Cos., Inc........................  2,675      68,266
         Winn-Dixie Stores, Inc....................    725      10,331
         WorldCom, Inc.--WorldCom Group*........... 15,300     215,424
         Worthington Industries, Inc...............    450       6,390
         Wrigley (WM.) JR Co.......................  1,175      60,360
         Xcel Energy, Inc..........................  1,800      49,932
         Xerox Corp................................  3,725      38,815
         Xilinx, Inc.*.............................  1,725      67,361
         XL Capital Ltd.--Class A..................    700      63,952
         Yahoo!, Inc.*.............................  2,950      52,333
         Zimmer Holdings, Inc.*....................  1,000      30,540
         Zions Bancorporation......................    475      24,976
                                                           -----------
         TOTAL COMMON STOCKS.......................         54,225,547
                                                           -----------

         Options Purchased (4.3%)
                                                Contracts    Value
                                                ---------- -----------
        S&P 500 Call Option expiring
         January 2002 @ $600...................     20     $ 2,740,000
                                                           -----------
        TOTAL OPTIONS PURCHASED................              2,740,000
                                                           -----------
         Repurchase Agreement (11.4%)
                                                Principal
                                                 Amount
                                                ----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $7,326,611 (Collateralized by Federal
         Farm Credit Bank security)............ $7,326,000   7,326,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              7,326,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $57,835,109)/(a)/ (100.2%)......             64,291,547
        Liabilities in excess of other
         assets ( - 0.2%)......................               (105,695)
                                                           -----------
        NET ASSETS   (100.0%)..................            $64,185,852
                                                           ===========
         Futures Contracts Purchased
                                                           Unrealized
                                                Contracts     Gain
                                                ---------- -----------
        S&P 500 Future Contract expiring
         March 2002 (Underlying face amount
         at value $36,162,000).................    126     $   425,932
        Emini S&P 500 Future Contract expiring
         March 2002 (Underlying face amount
         at value $401,800)....................        7   $     9,415

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $71,354,970 and differs from cost basis for financial reporting purposes by the amount of gains and losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $13,429,961 for wash sales and $89,900 for options. Net unrealized depreciation of securities as follows:

                  Unrealized appreciation...... $  6,531,744
                  Unrealized depreciation......  (13,595,167)
                                                ------------
                  Net unrealized depreciation.. $ (7,063,423)
                                                ============

ADR--American Depositary Receipt.

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bull Plus                    Investments
                                                December 31, 2001


The ProFund VP Bull Plus' investment concentration based on net assets, by industry, as of December 31, 2001 was as follows:

                 Advertising............................  0.2%
                 Aerospace/Defense......................  1.0%
                 Agriculture............................  0.9%
                 Airlines...............................  0.2%
                 Apparel................................  0.2%
                 Auto Manufacturers.....................  0.5%
                 Auto Parts & Equipment.................  0.2%
                 Banks..................................  5.7%
                 Beverages..............................  2.1%
                 Biotechnology..........................  0.8%
                 Building Materials.....................  0.1%
                 Chemicals..............................  1.1%
                 Commercial Services....................  0.8%
                 Computers..............................  4.0%
                 Cosmetics/Personal Care................  1.7%
                 Distribution/Wholesale.................  0.1%
                 Diversified Financial Services.........  5.3%
                 Electric...............................  2.3%
                 Electrical Components & Equipment......  0.3%
                 Electronics............................  0.7%
                 Engineering & Construction.............  0.0%
                 Entertainment..........................  0.0%
                 Environmental Control..................  0.2%
                 Food...................................  1.8%
                 Forest & Paper Products................  0.4%
                 Health Care............................  3.5%
                 Home Builders..........................  0.1%
                 Home Furnishings.......................  0.1%
                 Household Products.....................  0.2%
                 Insurance..............................  3.7%
                 Internet...............................  0.3%
                 Iron/Steel.............................  0.1%
                 Leisure Time...........................  0.3%
                 Lodging................................  0.2%
                 Machinery & Equipment..................  0.5%
                 Manufacturing..........................  5.3%
                 Media..................................  3.2%
                 Metals.................................  0.0%
                 Mining.................................  0.5%
                 Office/Business Equipment..............  0.1%
                 Oil & Gas..............................  5.4%
                 Packaging & Containers.................  0.1%
                 Pharmaceuticals........................  7.6%
                 Pipelines..............................  0.2%
                 Real Estate Investment Trust...........  0.2%
                 Retail.................................  6.1%
                 Semiconductors.........................  3.7%
                 Software...............................  4.8%
                 Telecommunications.....................  7.1%
                 Textiles...............................  0.1%
                 Toys/Games/Hobbies.....................  0.1%
                 Transportation.........................  0.4%
                 Trucking & Leasing.....................  0.0%
                 Other.................................. 15.5%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $50,509,109)........... $ 56,965,547
        Repurchase agreement, at amortized cost............    7,326,000
                                                            ------------
         Total Investments.................................   64,291,547
        Cash...............................................      160,040
        Dividends and interest receivable..................       73,543
        Receivable for investments sold....................        8,923
        Receivable for capital shares issued...............      311,253
                                                            ------------
         Total Assets......................................   64,845,306
                                                            ------------
      Liabilities:
        Payable for investments purchased..................       26,163
        Variation margin on futures contracts..............      414,050
        Advisory fees payable..............................       52,508
        Management servicing fees payable..................       10,502
        Administration fees payable........................        7,172
        Administrative servicing fees payable..............       47,256
        Distribution fees payable..........................       33,754
        Other accrued expenses.............................       68,049
                                                            ------------
         Total Liabilities.................................      659,454
                                                            ------------
      Net Assets........................................... $ 64,185,852
                                                            ============
      Net Assets consist of:
        Capital............................................ $ 79,790,057
        Accumulated net realized losses on investments and
         futures contracts.................................  (22,495,990)
        Net unrealized appreciation on investments and
         futures contracts.................................    6,891,785
                                                            ------------
      Net Assets........................................... $ 64,185,852
                                                            ============
        Shares of Beneficial Interest Outstanding..........    2,826,786
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      22.71
                                                            ============

       Statement of Operations
          For the period January 22, 2001/(a)/ through December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $2,033).......... $    704,851
        Interest............................................      172,553
                                                             ------------
         Total Income.......................................      877,404
                                                             ------------
      Expenses:
        Advisory fees.......................................      433,114
        Management servicing fees...........................       86,623
        Administration fees.................................       22,554
        Administrative servicing fees.......................      202,119
        Distribution fees...................................      144,371
        Custody fees........................................       74,378
        Fund accounting fees................................       47,803
        Transfer agent fees.................................       33,680
        Other fees..........................................       72,917
                                                             ------------
         Total Expenses.....................................    1,117,559
                                                             ------------
      Net Investment Loss...................................     (240,155)
                                                             ------------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and futures
         contracts..........................................  (22,495,990)
        Net change in unrealized appreciation on
         investments and futures contracts..................    6,891,785
                                                             ------------
         Net realized and unrealized losses on investments
          and futures contracts.............................  (15,604,205)
                                                             ------------
      Change in Net Assets Resulting from Operations........ $(15,844,360)
                                                             ============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

 Statement of Changes in Net Assets
                                                                                    For the period
                                                                                 January 22, 2001/(a)/
                                                                                       through
                                                                                  December 31, 2001
                                                                                 --------------------
From Investment Activities:
Operations:
 Net investment loss............................................................    $    (240,155)
 Net realized losses on investments and futures contracts.......................      (22,495,990)
 Net change in unrealized appreciation on investments and futures contracts.....        6,891,785
                                                                                    -------------
 Change in net assets resulting from operations.................................      (15,844,360)
                                                                                    -------------
Capital Transactions:
 Proceeds from shares issued....................................................      634,925,338
 Cost of shares redeemed........................................................     (554,895,126)
                                                                                    -------------
 Change in net assets resulting from capital transactions.......................       80,030,212
                                                                                    -------------
 Change in net assets...........................................................       64,185,852
Net Assets:
 Beginning of period............................................................               --
                                                                                    -------------
 End of period..................................................................    $  64,185,852
                                                                                    =============
Share Transactions:
 Issued.........................................................................       26,514,721
 Redeemed.......................................................................      (23,687,935)
                                                                                    -------------
 Change in shares...............................................................        2,826,786
                                                                                    =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bull Plus

  Financial Highlights
 Selected data for a share of beneficial interest
 outstanding throughout the period indicated.
                                                            For the period
                                                         January 22, 2001/(a)/
                                                               through
                                                          December 31, 2001
                                                         --------------------
 Net Asset Value, Beginning of Period...................     $     30.00
                                                             -----------
 Investment Activities:
  Net investment loss...................................           (0.09)/(b)/
  Net realized and unrealized losses on investments and
    futures contracts...................................           (7.20)
                                                             -----------
  Total loss from investment activities.................           (7.29)
                                                             -----------
 Net Asset Value, End of Period.........................     $     22.71
                                                             ===========
 Total Return...........................................          (24.30)%/(c)/
 Ratios/Supplemental Data:
 Net assets, end of year................................     $64,185,852
 Ratio of expenses to average net assets................            1.94%/(d)/
 Ratio of net investment loss to average net assets.....           (0.42)%/(d)/
 Portfolio turnover.....................................             682%

------
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

                              ProFund VP UltraOTC

   For the year ended December 31, 2001, the ProFund VP UltraOTC had a NAV total return of -68.72%*, compared to a return of -32.65% for the unmanaged NASDAQ-100 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100 Index. The NASDAQ-100 Index includes 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization.

   For the fiscal year, the ProFund VP UltraOTC achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the NASDAQ-100 Index (1.00 equals perfect correlation).

   The performance of the NASDAQ-100 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the NASDAQ-100 Index or any of the companies included in the NASDAQ-100 Index.


Value of a $10,000 Investment

                   [CHART]

            ProFund VP UltraOTC   NASDAQ-100
            -------------------   ----------
10/18/1999       $10,000           $10,000
12/31/1999        23,643            15,696
 3/31/2000        30,650            18,617
 6/30/2000        19,437            15,933
 9/30/2000        16,490            15,115
12/31/2000         6,295             9,913
 3/31/2001         2,455             6,660
 6/30/2001         3,013             7,748
 9/30/2001         1,150             4,946
12/31/2001         1,969             6,676

---------------------------------------
      Average Annual Total Return
             as of 12/31/01
---------------------------------------
                           Since
                         Inception
              1 Year    (10/18/99)
------------------------------------------
VP UltraOTC  (68.72)%    (52.18)%
------------------------------------------
* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP UltraOTC is measured against the NASDAQ-100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraOTC                     Investments
                                                December 31, 2001


         Common Stocks (94.5%)
                                                    Shares     Value
                                                    ------- ------------
        Abgenix, Inc.*.............................   7,080 $    238,171
        ADC Telecommunications, Inc.*..............  84,370      388,102
        Adelphia Communications Corp.-- Class A*...  16,815      524,292
        Adobe Systems, Inc.........................  19,765      613,703
        Altera Corp.*..............................  46,315      982,804
        Amazon.com, Inc.*..........................  21,240      229,817
        Amgen, Inc.*...............................  41,595    2,347,621
        Andrx Group*...............................   5,900      415,419
        Apollo Group, Inc.--Class A*...............  10,030      451,450
        Apple Computer, Inc.*......................  41,890      917,391
        Applied Materials, Inc.*...................  35,990    1,443,199
        Applied Micro Circuits Corp.*..............  29,500      333,940
        Atmel Corp.*...............................  29,795      219,589
        BEA Systems, Inc.*.........................  31,565      486,101
        Bed Bath & Beyond, Inc.*...................  33,335    1,130,056
        Biogen, Inc.*..............................  15,635      896,667
        Biomet, Inc................................  30,975      957,127
        Broadcom Corp.--Class A*...................  14,455      590,776
        Brocade Communications Systems, Inc.*......  20,060      664,387
        CDW Computer Centers, Inc.*................   7,670      411,956
        Cephalon, Inc.*............................   3,835      289,868
        Charter Communications, Inc.--Class A*.....  26,255      431,370
        Check Point Software Technologies Ltd.*....  20,355      811,961
        Chiron Corp.*..............................  22,715      995,826
        CIENA Corp.*...............................  33,335      477,024
        Cintas Corp................................  17,405      835,440
        Cisco Systems, Inc.*....................... 224,200    4,060,261
        Citrix Systems, Inc.*......................  19,175      434,506
        Comcast Corp.--Special Class A*............  38,350    1,380,599
        Compuware Corp.*...........................  19,470      229,551
        Comverse Technology, Inc.*.................  16,520      369,552
        Concord EFS, Inc.*.........................  48,675    1,595,567
        Conexant Systems, Inc.*....................  24,190      347,368
        Costco Wholesale Corp.*....................  20,355      903,355
        CYTYC Corp.*...............................  10,325      269,483
        Dell Computer Corp.*.......................  82,010    2,229,032
        eBay, Inc.*................................  17,405    1,164,394
        EchoStar Communications Corp.-- Class A*...  21,240      583,463
        Electronic Arts, Inc.*.....................  11,800      707,410
        Ericsson (LM) Telephone Co.--ADR...........  87,025      454,271
        Express Scripts, Inc.--Class A*............   5,900      275,884
        Fiserv, Inc.*..............................  20,060      848,939
        Flextronics International Ltd.*............  45,135    1,082,788
        Gemstar-TV Guide International, Inc.*......  37,170    1,029,609
        Genzyme Corp.--General Division*...........  22,715    1,359,720
        Gilead Sciences, Inc.*.....................   7,965      523,460
        Human Genome Sciences, Inc.*...............  10,915      368,054
        i2 Technologies, Inc.*.....................  38,645      305,296
        ICOS Corp.*................................   4,425      254,172
        IDEC Pharmaceuticals Corp.*................  14,160      976,049
        ImClone Systems, Inc.*.....................   6,490      301,525
        Immunex Corp.*.............................  64,015    1,773,856
        Integrated Device Technology, Inc.*........   8,555      227,477
        Intel Corp................................. 200,895    6,318,148
        Intuit, Inc.*..............................  22,715      971,748
        Invitrogen Corp.*..........................   4,130      255,771
        JDS Uniphase Corp.*........................ 119,180    1,034,482

          Common Stocks, continued
                                                Shares       Value
                                              ----------- ------------
         Juniper Networks, Inc.*.............      18,290 $    346,596
         KLA-Tencor Corp.*...................      19,175      950,313
         Linear Technology Corp..............      36,285    1,416,566
         Maxim Integrated Products, Inc.*....      38,645    2,029,249
         MedImmune, Inc.*....................      19,470      902,435
         Mercury Interactive Corp.*..........       7,670      260,627
         Microchip Technology, Inc.*.........       9,440      365,706
         Microsoft Corp.*....................     158,415   10,494,993
         Millennium Pharmaceuticals, Inc.*...      20,945      513,362
         Molex, Inc..........................       8,260      255,647
         Network Appliance, Inc.*............      29,500      645,165
         Nextel Communications, Inc.--
          Class A*...........................      84,075      921,462
         Novellus Systems, Inc.*.............      12,390      488,786
         NVIDIA Corp.*.......................      13,275      888,098
         Oracle Corp.*.......................     198,240    2,737,694
         PACCAR, Inc.........................       7,375      483,947
         PanAmSat Corp.*.....................      17,405      380,821
         Paychex, Inc........................      30,385    1,058,917
         PeopleSoft, Inc.*...................      36,580    1,470,516
         PMC-Sierra, Inc.*...................      15,635      332,400
         Protein Design Labs, Inc.*..........       7,375      241,900
         QLogic Corp.*.......................       7,965      354,522
         Qualcomm, Inc.*.....................      78,765    3,977,633
         Rational Software Corp.*............      17,405      339,398
         RF Micro Devices, Inc.*.............      16,225      312,007
         Sanmina-SCI Corp.*..................      47,495      945,151
         Sepracor, Inc.*.....................       6,785      387,152
         Siebel Systems, Inc.*...............      46,315    1,295,894
         Smurfit-Stone Container Corp.*......      20,355      325,069
         Staples, Inc.*......................      26,550      496,485
         Starbucks Corp.*....................      45,430      865,442
         Sun Microsystems, Inc.*.............     120,655    1,484,057
         Symantec Corp.*.....................       6,195      410,914
         Synopsys, Inc.*.....................       4,720      278,810
         Tellabs, Inc.*......................      20,060      300,098
         TMP Worldwide, Inc.*................      10,030      430,287
         USA Networks, Inc.*.................      30,680      837,871
         VeriSign, Inc.*.....................      16,520      628,421
         Veritas Software Corp.*.............      35,105    1,573,757
         Vitesse Semiconductor Corp.*........      17,700      220,011
         WorldCom, Inc.--WorldCom Group*.....      91,155    1,283,462
         Xilinx, Inc.*.......................      37,760    1,474,528
         Yahoo!, Inc.*.......................      23,305      413,431
                                                          ------------
         TOTAL COMMON STOCKS.................               96,539,447
                                                          ------------
          Repurchase Agreement (11.7%)
                                               Principal
                                                Amount
                                              -----------
         State Street Bank, 1.50%, 01/02/02,
          dated 12/31/01, with maturity value
          of $11,933,994 (Collateralized by
          Federal Farm Credit Bank security). $11,933,000   11,933,000
                                                          ------------
         TOTAL REPURCHASE AGREEMENT..........               11,933,000
                                                          ------------
         TOTAL INVESTMENTS
          (Cost $96,268,672)/(a)/ (106.2%)...              108,472,447
         Liabilities in excess of other
          assets ( - 6.2%)...................               (6,341,096)
                                                          ------------
         NET ASSETS (100.0%).................             $102,131,351
                                                          ============

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraOTC                     Investments
                                                December 31, 2001

          Futures Contracts Purchased
                                                           Unrealized
                                                Contracts     Loss
                                                --------- ------------
         NASDAQ Future Contract expiring March
          2002 (Underlying face amount at value
          $2,528,000)..........................    16     $     (8,880)

------
*Non-income producing security.
/(a)/Cost for federal income taxes is $214,309,826 and differs from cost basis for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $118,041,154. Net unrealized depreciation of securities as follows:

                  Unrealized appreciation...... $  13,137,613
                  Unrealized depreciation......  (118,974,992)
                                                -------------
                  Net unrealized depreciation.. $(105,837,379)
                                                =============

ADR--American Depositary Receipt.

The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

       Auto Manufacturers.........................................  0.5%
       Biotechnology..............................................  9.8%
       Commercial Services........................................  3.0%
       Computers..................................................  7.6%
       Electrical Components & Equipment..........................  0.3%
       Electronics................................................  2.0%
       Health Care................................................  1.2%
       Internet...................................................  4.3%
       Media......................................................  4.1%
       Packaging & Containers.....................................  0.3%
       Pharmaceuticals............................................  3.3%
       Retail.....................................................  3.7%
       Semiconductors............................................. 18.6%
       Software................................................... 20.4%
       Telecommunications......................................... 14.6%
       Textiles...................................................  0.8%
       Other......................................................  5.5%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC


      Statement of Assets and Liabilities
                                                        December 31, 2001
     Assets:
       Investments, at value (cost $84,335,672)............ $  96,539,447
       Repurchase agreement, at amortized cost.............    11,933,000
                                                            -------------
        Total Investments..................................   108,472,447
       Cash................................................       736,614
       Dividends and interest receivable...................         3,146
       Variation margin on futures contracts...............       144,830
       Prepaid expenses....................................         1,042
                                                            -------------
        Total Assets.......................................   109,358,079
                                                            -------------
     Liabilities:
       Payable for capital shares redeemed.................     4,519,477
       Unrealized depreciation on swap contracts...........     2,453,307
       Advisory fees payable...............................        71,818
       Management servicing fees payable...................        14,364
       Administration fees payable.........................         8,889
       Administrative servicing fees payable...............        58,590
       Distribution fees payable...........................        41,850
       Other accrued expenses..............................        58,433
                                                            -------------
        Total Liabilities..................................     7,226,728
                                                            -------------
     Net Assets............................................ $ 102,131,351
                                                            =============
     Net Assets consist of:
       Capital............................................. $ 456,689,425
       Accumulated undistributed net investment income.....        30,771
       Accumulated net realized losses on investments,
        futures contracts and swap contracts...............  (364,330,433)
       Net unrealized appreciation on investments, futures
        contracts and swap contracts.......................     9,741,588
                                                            -------------
     Net Assets............................................ $ 102,131,351
                                                            =============
       Shares of Beneficial Interest Outstanding...........    21,156,517
                                                            =============
       Net Asset Value (offering and redemption price per
        share)............................................. $        4.83
                                                            =============

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Interest.......................................... $     261,789
        Dividends (net of foreign taxes of $228)..........        40,207
                                                           -------------
         Total Income.....................................       301,996
                                                           -------------
      Expenses:
        Advisory fees.....................................       647,699
        Management servicing fees.........................       129,540
        Administration fees...............................        48,174
        Administrative servicing fees.....................       295,558
        Distribution fees.................................       215,900
        Custody fees......................................        81,084
        Fund accounting fees..............................        75,525
        Transfer agent fees...............................        43,410
        Other fees........................................       140,910
                                                           -------------
         Total Expenses...................................     1,677,800
                                                           -------------
      Net Investment Loss.................................    (1,375,804)
                                                           -------------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments, futures
         contracts and swap contracts.....................  (145,249,697)
        Net change in unrealized appreciation/
         (depreciation) on investments, futures contracts
         and swap contracts...............................    36,284,761
                                                           -------------
         Net realized and unrealized losses on
          investments, futures contracts and swap
          contracts.......................................  (108,964,936)
                                                           -------------
      Change in Net Assets Resulting from
       Operations......................................... $(110,340,740)
                                                           =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2001
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment loss.............................................................................   $  (1,375,804)
  Net realized losses on investments, futures contracts and swap contracts........................    (145,249,697)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................      36,284,761
                                                                                                     -------------
  Change in net assets resulting from operations..................................................    (110,340,740)
                                                                                                     -------------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................................              --
  In excess of net realized gains on investments and futures contracts............................              --
                                                                                                     -------------
  Change in net assets resulting from distributions...............................................              --
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     401,093,771
  Dividends reinvested............................................................................              --
  Cost of shares redeemed.........................................................................    (304,119,558)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................      96,974,213
                                                                                                     -------------
  Change in net assets............................................................................     (13,366,527)
Net Assets:
  Beginning of year...............................................................................     115,497,878
                                                                                                     -------------
  End of year.....................................................................................   $ 102,131,351
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................      67,747,393
  Reinvested......................................................................................              --
  Redeemed........................................................................................     (54,069,370)
                                                                                                     -------------
  Change in shares................................................................................      13,678,023
                                                                                                     =============

 Statements of Changes in Net Assets
                                                                                                        For the
                                                                                                      year ended
                                                                                                   December 31, 2000
                                                                                                   -----------------
From Investment Activities:
Operations:
  Net investment loss.............................................................................   $  (1,370,391)
  Net realized losses on investments, futures contracts and swap contracts........................    (212,094,656)
  Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap
   contracts......................................................................................     (42,505,317)
                                                                                                     -------------
  Change in net assets resulting from operations..................................................    (255,970,364)
                                                                                                     -------------
Distributions to Shareholders From:
  Net realized gains on investments and futures contracts.........................................     (13,103,004)
  In excess of net realized gains on investments and futures contracts............................      (9,057,967)
                                                                                                     -------------
  Change in net assets resulting from distributions...............................................     (22,160,971)
                                                                                                     -------------
Capital Transactions:
  Proceeds from shares issued.....................................................................     584,167,480
  Dividends reinvested............................................................................      22,160,969
  Cost of shares redeemed.........................................................................    (280,596,823)
                                                                                                     -------------
  Change in net assets resulting from capital transactions........................................     325,731,626
                                                                                                     -------------
  Change in net assets............................................................................      47,600,291
Net Assets:
  Beginning of year...............................................................................      67,897,587
                                                                                                     -------------
  End of year.....................................................................................   $ 115,497,878
                                                                                                     =============
Share Transactions:
  Issued..........................................................................................      10,524,638
  Reinvested......................................................................................       1,300,526
  Redeemed........................................................................................      (5,303,886)
                                                                                                     -------------
  Change in shares................................................................................       6,521,278
                                                                                                     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC



 Financial Highlights
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                                 For the period
                                         For the              For the         October 18, 1999/(a)/
                                       year ended           year ended              through
                                    December 31, 2001    December 31, 2000     December 31, 1999
                                    -----------------    -----------------    --------------------
Net Asset Value, Beginning of
 Period............................   $      15.44         $      70.93           $     30.00
                                      ------------         ------------           -----------
Investment Activities:
 Net investment loss...............          (0.11)/(b)/          (0.40)/(b)/           (0.06)
 Net realized and unrealized
   gains/(losses) on investments,
   futures contracts and swap
   contracts.......................         (10.50)              (51.29)                40.99
                                      ------------         ------------           -----------
 Total income/(loss) from
   investment activities...........         (10.61)              (51.69)                40.93
                                      ------------         ------------           -----------
Distributions to Shareholders From:
 Net realized gains on investments
   and futures contracts...........             --                (2.25)                   --
 In excess of net realized gains
   on investments and futures
   contracts.......................             --                (1.55)                   --
                                      ------------         ------------           -----------
 Total distributions...............             --                (3.80)                   --
                                      ------------         ------------           -----------
Net Asset Value, End of Period.....   $       4.83         $      15.44           $     70.93
                                      ============         ============           ===========
Total Return.......................         (68.72)%             (73.37)%              136.43%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............   $102,131,351         $115,497,878           $67,897,587
Ratio of expenses to average net
 assets............................           1.95%                1.65%                 1.65%/(d)/
Ratio of net investment loss to
 average net assets................          (1.60)%              (0.79)%               (0.77)%/(d)/
Ratio of expenses to average net
 assets*...........................           1.95%                1.65%                 1.97%/(d)/
Portfolio turnover.................            465%                 683%                  101%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

                           ProFund VP UltraSmall-Cap

   For the year ended December 31, 2001, the ProFund VP UltraSmall-Cap had a NAV total return of -7.61%*, compared to a return of 1.03% for the unmanaged Russell 2000 Index. This ProFund VP seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index. The Russell 2000 Index, an unmanaged index, consists of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000 Index.

   For the fiscal year, the ProFund VP UltraSmall-Cap achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Russell 2000 Index (1.00 equals perfect correlation).

   The performance of the Russell 2000 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the Russell 2000 Index or any of the companies included in the Russell 2000 Index.

Value of a $10,000 Investment

                  [CHART]

             ProFund VP Ultra Small-Cap  Russell 2000
             --------------------------  ------------
10/18/1999             $10,000              $10,000
12/31/1999              11,997               12,344
 3/31/2000              12,643               13,184
 6/30/2000              11,587               12,649
 9/30/2000              11,420               12,750
12/31/2000               9,340               11,825
 3/31/2001               7,825               11,018
 6/30/2001               9,889               12,540
 9/30/2001               6,012                9,901
12/31/2001               8,630               11,946

---------------------------------------
      Average Annual Total Return
             as of 12/31/01
---------------------------------------
                                Since
                              Inception
                   1 Year    (10/18/99)
---------------------------------------
VP UltraSmall-Cap  (7.61)%    (6.47)%
---------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP UltraSmall-Cap is measured against the Russell 2000 Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

           Common Stocks (88.9%)
                                                   Shares    Value
                                                   ------ -----------
          3TEC Energy Corp.*......................  4,698 $    65,772
          Aaron Rents, Inc........................  4,611      75,159
          ABIOMED, Inc.*..........................  2,958      46,796
          ABM Industries, Inc.....................  4,089     128,190
          Acacia Research Corp.*..................  4,350      48,155
          Accredo Health, Inc.*...................  2,349      93,255
          Actel Corp.*............................  3,045      60,626
          Active Power, Inc.*.....................  4,176      28,397
          Activision, Inc.*.......................  2,610      67,886
          Actuate Corp.*.......................... 12,093      63,730
          Adaptec, Inc.*.......................... 10,875     157,688
          Adolor Corp.*...........................  3,480      62,466
          Advanced Digital Information Corp.*.....  6,003      96,288
          Advanced Energy Industries, Inc.*.......  2,088      55,624
          Advanta Corp.--Class A..................  4,698      46,698
          ADVO, Inc.*.............................  2,349     101,007
          Aeroflex, Inc.*......................... 10,005     189,394
          Affiliated Managers Group, Inc.*........  2,610     183,952
          Agile Software Corp.*...................  4,350      74,907
          AGL Resources, Inc......................  9,048     208,285
          Airborne, Inc...........................  6,090      90,315
          Airgas, Inc.*...........................  8,787     132,859
          AirGate PCS, Inc.*......................  1,566      71,331
          AK Steel Holding Corp...................  7,308      83,165
          Akamai Technologies, Inc.*.............. 12,180      72,349
          Alamosa Holdings, Inc.*.................  7,656      91,336
          Alaska Air Group, Inc.*.................  3,480     101,268
          Albany Molecular Research, Inc.*........  2,175      57,616
          Alexander & Baldwin, Inc................  6,873     183,508
          Alexion Pharmaceuticals, Inc.*..........  3,045      74,420
          Alfa Corp...............................  7,743     173,752
          Allen Telecom, Inc.*....................  4,872      41,412
          ALLETE, Inc.............................  2,697      67,964
          Alliant Techsystems, Inc.*..............  2,871     221,642
          Allied Capital Corp.....................  4,002     104,052
          Alpha Industries, Inc.*.................  4,698     102,416
          Alpharma, Inc...........................  2,871      75,938
          American Greetings Corp.--Class A.......  7,221      99,505
          American Italian Pasta Co.*.............  2,958     124,325
          American Management Systems, Inc.*......  3,393      61,345
          American Medical Systems Holdings, Inc.*  3,915      81,001
          American Superconductor Corp.*..........  3,393      41,598
          AmeriPath, Inc.*........................  2,262      72,972
          AmSurg Corp.*...........................  2,697      73,304
          Amylin Pharmaceuticals, Inc.*...........  7,308      66,795
          ANADIGICS, Inc.*........................  4,350      66,338
          Andrew Corp.*...........................  8,091     177,111
          Anixter International, Inc.*............  2,436      70,668
          AnnTaylor Stores Corp.*.................  3,132     109,620
          ANSYS, Inc.*............................  4,176     102,938
          Aphton Corp.*...........................  3,393      49,538
          Apogee Enterprises, Inc.................  5,655      89,462
          Applebee's International, Inc...........  5,046     172,573
          Apria Healthcare Group, Inc.*...........  4,350     108,707
          AptarGroup, Inc.........................  4,350     152,381
          Arbitron, Inc.*.........................  3,045     103,987
          Arch Chemicals, Inc.....................  4,263      98,902
          ArQule, Inc.*...........................  3,654      62,118

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Art Technology Group, Inc.*............ 11,223 $    39,056
           Artesyn Technologies, Inc.*............  5,220      48,598
           Arthur J. Gallagher & Co...............  2,697      93,020
           ArvinMeritor, Inc......................  7,743     152,072
           Ascential Software Corp.*.............. 30,189     122,265
           Aspen Technology, Inc.*................  3,915      65,772
           AstroPower, Inc.*......................  2,001      80,900
           Asyst Technologies, Inc.*..............  6,525      83,259
           AT&T Latin America Corp.*.............. 16,878      19,916
           Atlantic Coast Airlines Holdings, Inc.*  3,480      81,049
           ATMI, Inc.*............................  3,306      78,848
           Atrix Laboratories, Inc.*..............  2,958      60,964
           ATS Medical, Inc.*.....................  5,655      29,972
           Atwood Oceanics, Inc.*.................  2,349      81,863
           Auspex Systems, Inc.*.................. 10,614      19,105
           AVANIR Pharmaceuticals--Class A*....... 12,093      51,516
           AVANT Immunotherapeutics, Inc.*........ 14,007      56,168
           Avant! Corp.*..........................  5,481     112,306
           Avici Systems, Inc.*................... 10,788      31,393
           Avigen, Inc.*..........................  3,915      45,062
           Avista Corp............................  5,829      77,293
           Avocent Corp.*.........................  5,046     122,366
           AXT, Inc.*.............................  3,132      45,195
           Ball Corp..............................  2,610     184,527
           Bally Total Fitness Holding Corp.*.....  3,480      75,029
           BancorpSouth, Inc...................... 11,919     197,855
           BARRA, Inc.*...........................  1,827      86,033
           Bay View Capital Corp.*................  9,657      70,786
           BE Aerospace, Inc.*....................  3,654      33,507
           Beasley Broadcast Group, Inc.--Class A*  5,133      66,780
           Bel Fuse, Inc.--Class B................  2,610      65,381
           Benchmark Electronics, Inc.*...........  3,132      59,383
           Berry Petroleum Co.--Class A...........  6,351      99,711
           Beverly Enterprises, Inc.*............. 11,832     101,755
           Bio-Technology General Corp.*..........  7,656      63,009
           Biosite Diagnostics, Inc.*.............  2,001      36,758
           Black BOX Corp.*.......................  2,175     115,014
           Black Hills Corp.......................  2,610      88,322
           BlackRock, Inc.*.......................  2,175      90,698
           Blyth, Inc.............................  3,567      82,933
           BMC Industries, Inc.................... 15,834      32,618
           Bob Evans Farms, Inc...................  6,873     168,870
           Borders Group, Inc.*...................  3,654      72,495
           BorgWarner, Inc........................  2,436     127,281
           Borland Software Corp.*................  6,786     106,269
           Boyds Collection Ltd.*.................  8,178      55,365
           Brady Corp.--Class A...................  2,784     101,894
           Brandywine Realty Trust................  5,307     111,818
           Brooks Automation, Inc.*...............  2,175      88,457
           Bruker Daltronics, Inc.*...............  6,873     112,374
           BSB Bancorp, Inc....................... 10,875     257,845
           C&D Technologies, Inc..................  2,523      57,651
           C-COR.net Corp.*.......................  6,177      89,999
           Cable Design Technologies Corp.*.......  5,220      71,410
           California Water Service Group.........  5,655     145,616
           Caliper Technologies Corp.*............  4,176      65,187
           Callaway Golf Co.......................  5,046      96,631
           Cambrex Corp...........................  3,132     136,555

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

 Common Stocks, continued
                                                             Shares    Value
                                                             ------ -----------
Camden Property Trust.......................................  6,612 $   242,660
Capital Automotive Real Estate Investment Trust............. 14,007     278,599
Career Education Corp.*.....................................  4,002     137,188
Carlisle Companies, Inc.....................................  3,132     115,821
Carpenter Technology Corp...................................  3,306      88,006
Cascade Natural Gas Corp....................................  7,395     163,060
Catellus Development Corp.*.................................  5,046      92,846
CBRL Group, Inc.............................................  6,612     194,657
CEC Entertainment, Inc.*....................................  3,567     154,772
Cell Genesys, Inc.*.........................................  4,002      93,006
Cell Therapeutics, Inc.*....................................  4,785     115,510
Centillium Communications, Inc.*............................  3,567      28,037
Central Coast Bancorp*......................................  2,958      65,076
Cerus Corp.*................................................  1,131      51,743
Champion Enterprises, Inc.*.................................  6,786      83,536
Charles River Laboratories International, Inc.*.............  3,654     122,336
Charlotte Russe Holding, Inc.*..............................  3,393      63,144
Charming Shoppes, Inc.*..................................... 12,615      66,986
Checkpoint Systems, Inc.*...................................  4,350      58,290
Chelsea Property Group, Inc.................................  6,612     324,650
Chemed Corp.................................................  3,132     106,175
Chemical Financial Corp.....................................  5,394     162,683
Chesapeake Energy Corp.*.................................... 13,833      91,436
Chico's FAS, Inc.*..........................................  2,784     110,525
Choice Hotels International, Inc.*..........................  8,004     177,290
Christopher & Banks Corp.*..................................  4,137     141,692
Church & Dwight, Inc........................................  6,090     162,177
Cima Labs, Inc.*............................................  1,479      53,466
Circuit City Stores, Inc.--CarMax Group*....................  4,437     100,897
Citizens Banking Corp., Michigan............................  7,656     251,728
City Holding Co.*...........................................  5,829      70,181
Claire's Stores, Inc........................................  4,089      61,744
Clarcor, Inc................................................  5,046     136,999
Clayton Homes, Inc..........................................  5,655      96,701
CNF, Inc....................................................  4,002     134,266
CoBiz, Inc..................................................  4,959      66,947
Cognex Corp.*...............................................  3,480      89,123
Cognizant Technology Solutions Corp.*.......................  1,479      60,609
Coherent, Inc.*.............................................  2,958      91,461
Cohu, Inc...................................................  2,958      58,421
Coinstar, Inc.*.............................................  3,828      95,700
Collins & Aikman Corp.*..................................... 13,137     101,155
Commerce Bancorp, Inc.......................................  2,436      95,832
Commerce One, Inc.*......................................... 41,064     146,598
Commercial Federal Corp.....................................  6,699     157,427
Commercial Metals Co........................................  4,350     152,163
Commscope, Inc.*............................................  5,829     123,983
CompX International, Inc.--Class B..........................  6,351      82,372
Conectiv, Inc...............................................  3,306      80,964
Conestoga Enterprises, Inc..................................  2,610      83,390
CONMED Corp.*...............................................  6,003     119,820
Connetics Corp.*............................................ 10,701     127,342
Consolidated Freightways Corp.*............................. 11,397      58,011
Copart, Inc.*...............................................  4,872     177,195
Corixa Corp.*...............................................  5,481      82,599
Corn Products International, Inc............................  5,220     184,005
Cornerstone Realty Income Trust, Inc........................ 22,881     259,699

 Common Stocks, continued
                                                             Shares    Value
                                                             ------ -----------
Corporate Executive Board Co.*..............................  2,610 $    95,787
Corvas International, Inc.*.................................  5,568      36,470
Cost Plus, Inc.*............................................  2,436      64,554
CoStar Group, Inc.*.........................................  2,523      60,577
Covance, Inc.*..............................................  6,873     156,017
Covanta Energy Corp.*.......................................  6,699      30,279
Coventry Health Care, Inc.*.................................  6,525     130,174
CPI Corp....................................................  2,958      49,103
Crawford & Co.--Class B.....................................  8,526      99,925
Credence Systems Corp.*.....................................  5,568     103,398
Crompton Corp............................................... 11,832     106,488
Crown Cork & Seal Co., Inc.*................................ 20,619      52,372
CT Communications, Inc......................................  4,698      77,564
CTS Corp....................................................  3,654      58,099
Cubist Pharmaceuticals, Inc.*...............................  3,045     109,498
Cullen/Frost Bankers, Inc...................................  2,958      91,343
Cumulus Media, Inc.*........................................  7,569     122,466
CV Therapeutics, Inc.*......................................  1,827      95,041
Cyberonics, Inc.*...........................................  4,611     122,330
Cygnus, Inc.*...............................................  6,699      35,170
Cymer, Inc.*................................................  3,567      95,346
Cytec Industries, Inc.*.....................................  4,524     122,148
Cytogen Corp.*.............................................. 14,007      42,161
D.R. Horton, Inc............................................  3,480     112,961
Dal-Tile International, Inc.*...............................  8,352     194,184
Datascope Corp..............................................  2,871      97,384
DDi Corp.*..................................................  6,612      65,062
Dean Foods Co...............................................  3,828     261,069
Del Monte Foods Co.*........................................  8,787      74,777
Delphi Financial Group, Inc.--Class A.......................  2,784      92,707
Delta & Pine Land Co........................................  5,133     116,160
Developers Diversified Realty Corp.......................... 14,877     284,151
Diagnostic Products Corp....................................  3,828     168,241
Dial Corp...................................................  8,874     152,189
Digex, Inc.*................................................  5,742      17,169
Digital Lightwave, Inc.*....................................  2,436      22,850
Dillard's, Inc.--Class A.................................... 11,310     180,960
Dionex Corp.*...............................................  3,219      82,117
Direct Focus, Inc.*.........................................  3,132      97,718
DMC Stratex Networks, Inc.*.................................  8,961      69,717
Documentum, Inc.*...........................................  7,221     156,840
Dole Food Co., Inc..........................................  5,481     147,055
Dollar Thrifty Automotive Group, Inc.*......................  4,002      62,031
Donaldson Co., Inc..........................................  5,307     206,123
Dover Downs Entertainment, Inc..............................  5,568      85,190
Duane Reade, Inc.*..........................................  2,262      68,652
Dyax Corp.*.................................................  3,741      41,039
Dycom Industries, Inc.*.....................................  3,132      52,336
E.piphany, Inc.*............................................ 10,353      90,175
Eastgroup Properties, Inc...................................  8,787     202,716
Echelon Corp.*..............................................  2,697      38,190
Eclipsys Corp.*.............................................  5,307      88,892
Edison Schools, Inc.--Class A*..............................  3,045      59,834
Education Management Corp.*.................................  2,175      78,844
Edwards Lifesciences Corp.*.................................  6,003     165,863
eFunds Corp.*...............................................  5,568      76,560
EGL, Inc.*..................................................  4,698      65,537
El Paso Electric Co.*....................................... 10,266     148,857
Elantec Semiconductor, Inc.*................................  3,306     126,949

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Electro Scientific Industries, Inc.*...  2,784 $    83,548
           Electroglas, Inc.*.....................  4,002      59,110
           Electronics for Imaging, Inc.*.........  4,698     104,812
           EMCORE Corp.*..........................  2,871      38,615
           Emisphere Technologies, Inc.*..........  3,219     102,718
           Empire District Electric Co............  5,829     122,409
           Encompass Services Corp.*..............  9,657      28,005
           Encore Wire Corp.*.....................  5,481      66,320
           Energen Corp...........................  4,698     115,806
           Entegris, Inc.*........................  6,525      71,514
           Enzo Biochem, Inc.*....................  2,523      59,291
           Essex Property Trust, Inc..............  4,872     240,726
           Esterline Technologies Corp.*..........  3,306      52,929
           Ethan Allen Interiors, Inc.............  2,697     112,168
           Exar Corp.*............................  5,742     119,721
           EXE Technologies, Inc.*................ 11,832      60,225
           Exelixis, Inc.*........................  4,437      73,743
           Extended Stay America, Inc.*...........  5,568      91,315
           F.Y.I., Inc.*..........................  2,349      78,692
           Factory 2-U Stores, Inc.*..............  2,436      48,817
           FactSet Research Systems, Inc..........  2,784      97,301
           Fair, Isaac & Co., Inc.................  2,436     153,517
           FalconStor Software, Inc.*.............  6,264      56,752
           Federal Signal Corp....................  6,873     153,062
           FEI Co.*...............................  1,827      57,569
           Ferro Corp.............................  5,568     143,655
           Filenet Corp.*.........................  4,611      93,557
           Finish Line, Inc.--Class A*............  5,916      90,456
           First American Financial Corp..........  6,090     114,127
           First Commonwealth Financial Corp...... 12,702     146,327
           First Merchants Corp...................  6,177     148,372
           First Sentinel Bancorp, Inc............ 12,876     161,208
           Fisher Scientific International, Inc.*.  4,959     144,802
           Fleetwood Enterprises, Inc.............  6,525      73,928
           Fleming Companies, Inc.................  5,655     104,618
           Florida Rock Industries, Inc...........  5,046     184,583
           Flow International Corp.*..............  5,568      68,876
           Flowserve Corp.*.......................  5,307     141,219
           Footstar, Inc.*........................  2,262      70,801
           Forest City Enterprises--Class A.......  4,263     164,979
           Forest Oil Corp.*......................  3,045      85,899
           Friedman, Billings, Ramsey Group, Inc.* 14,964      77,663
           Frontier Oil Corp......................  5,916      98,442
           FSI International, Inc.*...............  6,177      56,952
           FuelCell Energy, Inc.*.................  4,089      74,175
           Fulton Financial Corp..................  6,003     131,045
           Furniture Brands International, Inc.*..  5,655     181,072
           G & K Services, Inc....................  3,393     109,594
           Gartner Group, Inc.*................... 10,440     122,044
           Gaylord Entertainment Co.*.............  4,611     113,431
           Gene Logic, Inc.*......................  3,828      72,120
           General Cable Corp.....................  4,437      58,125
           Genesco, Inc.*.........................  2,436      50,571
           Gentiva Health Services, Inc.*.........  3,741      82,115
           Genuity, Inc.*......................... 30,885      48,798
           Genzyme Corp.--Genzyme Biosurgery
            Division*............................. 12,006      63,752
           Georgia Gulf Corp......................  4,698      86,913

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Gerber Scientific, Inc...................  7,308 $    67,964
          German American Bancorp..................  4,260      69,012
          Getty Images, Inc.*......................  3,915      89,967
          Global Payments, Inc.....................  2,958     101,755
          GlobespanVirata, Inc.*...................  8,004     103,652
          Gray Communications Systems, Inc.........  5,829      80,907
          Greater Bay Bancorp......................  5,307     151,674
          Greif Brothers Corp.--Class A............  3,567     117,533
          Grey Wolf, Inc.*......................... 19,575      58,138
          GTECH Holdings Corp.*....................  5,655     256,114
          Guilford Pharmaceuticals, Inc.*..........  3,567      42,804
          Guitar Center, Inc.*.....................  4,350      59,334
          Gulf Island Fabrication, Inc.*...........  5,046      63,125
          Gymboree Corp.*..........................  8,874     105,866
          Haemonetics Corp.*.......................  4,002     135,748
          Hain Celestial Group, Inc.*..............  3,654     100,339
          Harland (John H.) Co.....................  7,047     155,739
          Harleysville National Corp...............  8,352     196,690
          Harman International Industries, Inc.....  3,915     176,567
          Harmonic, Inc.*..........................  8,787     105,620
          Harsco Corp..............................  5,655     193,967
          Headwaters, Inc.*........................  6,003      68,794
          Health Care Property Investors, Inc......  5,133     185,866
          Health Care REIT, Inc.................... 11,658     283,872
          HEICO Corp...............................  3,638      54,825
          HEICO Corp.--Class A.....................    103       1,389
          Heidrick & Struggles International, Inc.*  3,741      67,899
          Helix Technology Corp....................  3,132      70,627
          Herbalife International, Inc.--Class A... 15,225     216,499
          Hickory Tech Corp........................  4,872      82,580
          HNC Software, Inc.*......................  5,481     112,909
          Home Properties of New York, Inc.........  6,612     208,939
          HON Industries, Inc......................  4,089     113,061
          Hooper Holmes, Inc.......................  7,917      70,857
          Horace Mann Educators Corp...............  7,134     151,383
          Hospitality Properties Trust.............  6,960     205,320
          Hot Topic, Inc.*.........................  2,436      76,466
          Hudson River Bancorp, Inc................  9,483     207,677
          Hudson United Bancorp....................  8,091     232,211
          Hutchinson Technology, Inc.*.............  4,611     107,067
          Hyperion Solutions Corp.*................  4,785      95,030
          I-many, Inc.*............................  5,481      52,892
          IDACORP, Inc.............................  1,740      70,644
          IDEX Corp................................  4,437     153,077
          IDEXX Laboratories, Inc.*................  4,611     131,460
          IKON Office Solutions, Inc............... 22,359     261,377
          ILEX Oncology, Inc.*.....................  3,567      96,452
          Imation Corp.*...........................  5,046     108,893
          IMC Global, Inc..........................  6,351      82,563
          ImmunoGen, Inc.*.........................  4,698      77,893
          Immunomedics, Inc.*......................  4,176      84,606
          IMPATH, Inc.*............................  1,653      73,575
          Incyte Genomics, Inc.*...................  7,569     147,140
          Independence Community Bank Corp......... 11,223     255,434
          IndyMac Bancorp, Inc.*...................  7,482     174,928
          InFocus Corp.*...........................  5,046     111,113
          InfoSpace, Inc.*......................... 36,714      75,264
          Ingles Markets, Inc.--Class A............ 11,136     133,075

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

            Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
           Inktomi Corp.*......................... 15,051 $   100,992
           InnKeepers USA Trust................... 18,966     185,867
           Input/Output, Inc.*....................  6,177      50,713
           Insight Enterprises, Inc.*.............  4,350     107,010
           Insituform Technologies, Inc.--Class A*  2,697      68,989
           Insmed, Inc.*..........................  9,396      35,893
           Integral Systems, Inc.*................  3,567      68,665
           Interactive Data Corp.*................  9,918     140,240
           Interdigital Communications Corp.*.....  7,743      75,107
           Intergraph Corp.*......................  9,483     130,296
           Interlogix, Inc.*......................  2,871     111,022
           Intermagnetics General Corp.*..........  2,174      56,307
           InterMune, Inc.*.......................  3,654     179,995
           InterNAP Network Services Corp.*....... 29,145      33,808
           International Bancshares Corp..........  4,524     190,687
           International Game Technology*.........  1,695     115,769
           Internet Capital Group, Inc.*.......... 38,454      46,529
           Invacare Corp..........................  3,306     111,445
           Inverness Medical Innovation, Inc.*....  1,290      23,285
           Iomega Corp.*..........................  7,917      66,107
           Ionics, Inc.*..........................  3,219      96,667
           ISIS Pharmaceuticals, Inc.*............  6,786     150,581
           ITT Educational Services, Inc.*........  1,479      54,531
           Ivex Packaging Corp.*..................  5,394     102,486
           Ixia*..................................  4,872      62,605
           J.D. Edwards & Co.*....................  8,961     147,408
           Jack in the Box, Inc.*.................  5,133     141,363
           JAKKS Pacific, Inc.*...................  3,828      72,541
           Jefferies Group, Inc...................  4,002     169,325
           JLG Industries, Inc....................  6,177      65,785
           John Nuveen Co.--Class A...............  3,393     181,458
           John Wiley & Sons, Inc.--Class A.......  5,046     116,209
           Journal Register Co.*..................  6,438     135,456
           K-V Pharmaceutical Co.--Class B*.......  3,828     124,257
           K2, Inc.*..............................  6,612      47,673
           Kansas City Southern Industries, Inc.*.  5,829      82,364
           Kaydon Corp............................  4,872     110,497
           KB Home................................  5,046     202,344
           Keane, Inc.*...........................  4,350      78,431
           Kellwood Co............................  4,176     100,266
           Kennametal, Inc........................  4,350     175,175
           Key Energy Group*...................... 12,528     115,258
           Kilroy Realty Corp.....................  5,916     155,413
           Kimball International, Inc.--Class B...  6,699     101,490
           Kirby Corp.*...........................  4,698     129,430
           Kopin Corp.*...........................  9,657     135,197
           Korn/Ferry International*..............  5,133      54,666
           Kronos, Inc.*..........................  3,219     155,735
           Kulicke & Soffa Industries, Inc.*......  6,351     108,920
           La Quinta Properties, Inc.*............ 23,403     134,333
           La-Z-Boy, Inc..........................  6,525     142,376
           Laclede Group, Inc.....................  9,309     222,484
           Lakeland Bancorp, Inc..................  4,785      77,996
           Lancaster Colony Corp..................  3,741     132,843
           Landauer, Inc..........................  2,523      85,404
           Landstar System, Inc.*.................  1,566     113,551
           Leap Wireless International, Inc.*.....  4,089      85,746
           Lee Enterprises, Inc...................  6,699     243,643
           Legato Systems, Inc.*.................. 10,353     134,278

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          Leucadia National Corp...................  2,523 $    72,839
          Liberate Technologies, Inc.*............. 12,180     139,826
          LifePoint Hospitals, Inc.*...............  3,306     112,536
          Ligand Pharmaceuticals, Inc.--Class B*...  6,960     124,584
          Lightbridge, Inc.*.......................  4,350      52,853
          Lincoln Electric Holdings, Inc...........  5,394     131,829
          Linens 'n Things, Inc.*..................  4,263     108,707
          Littelfuse, Inc.*........................  3,045      79,900
          LNR Property Corp........................  4,263     132,920
          Lone Star Technologies, Inc.*............  2,784      48,998
          Longs Drug Stores Corp...................  3,480      81,362
          Longview Fibre Co........................  8,526     100,692
          Louisiana-Pacific Corp................... 12,963     109,408
          LTX Corp.*...............................  5,829     122,059
          Lubrizol Corp............................  2,697      94,638
          Lynch Interactive Corp.*.................  1,044      72,036
          MacroChem Corp.*.........................  9,483      28,923
          Macromedia, Inc.*........................  7,569     134,728
          Madison Gas & Electric Co................  8,178     216,309
          Magna Entertainment Corp.*...............  9,831      68,817
          Manhattan Associates, Inc.*..............  1,827      53,257
          Manitowoc Co.............................  3,480     108,228
          Martek Biosciences Corp.*................  2,784      60,552
          MascoTech, Inc.*/(a)/....................  1,386           0
          Matrix Pharmaceutical, Inc.*.............  7,917      12,430
          MatrixOne, Inc.*.........................  4,176      54,246
          Mattson Technology, Inc.*................  4,959      43,689
          Maverick Tube Corp.*.....................  4,611      59,712
          Maxwell Technologies, Inc.*..............  3,306      32,399
          MB Financial, Inc.*......................  3,045      82,794
          McMoRan Exploration Co.*.................  5,307      30,728
          MDU Resources Group, Inc.................  2,262      63,675
          Media General, Inc.--Class A.............  2,262     112,715
          Mediacom Communications Corp.*...........  3,741      68,311
          Mentor Graphics Corp.*...................  5,394     127,137
          Mercury Computer Systems, Inc.*..........  2,523      98,675
          Meredith Corp............................  2,871     102,351
          MeriStar Hospitality Corp................  7,656     108,715
          Metro One Telecommunications, Inc.*......  1,566      47,372
          Metromedia International Group, Inc.*.... 24,273      19,661
          Mettler Toledo International, Inc.*......  2,001     103,752
          Michaels Stores, Inc.*...................  6,438     212,132
          Microsemi Corp.*.........................  3,132      93,020
          Mid Atlantic Medical Services, Inc.*.....  4,350      98,745
          Mid-State Bancshares.....................  8,178     133,138
          Midas, Inc...............................  4,785      55,028
          Midway Games, Inc.*......................  6,177      92,717
          Milacron, Inc............................  5,916      93,532
          Millennium Chemicals, Inc................  8,091     101,947
          Minerals Technologies, Inc...............  2,784     129,846
          MIPS Technologies, Inc.--Class A*........  8,265      71,410
          Mitchell Energy & Development Corp.--
           Class A.................................  2,001     106,653
          MKS Instruments, Inc.*...................  3,132      84,658
          Modine Manufacturing Co..................  4,350     101,486
          Modis Professional Services, Inc.*....... 12,441      88,829
          Montana Power Co.*.......................  7,917      45,523
          MRV Communications, Inc.*................ 11,223      47,586
          MSC Industrial Direct Co., Inc.--Class A*  4,437      87,631

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

             Common Stocks, continued
                                                 Shares    Value
                                                 ------ -----------
            MSC Software Corp.*.................  3,915 $    61,074
            MTS Systems Corp....................  5,916      59,811
            Mueller Industries, Inc.*...........  4,350     144,638
            Multex.com, Inc.*...................  3,915      17,618
            NaPro BioTherapeutics, Inc.*........  7,830      89,262
            Navigant International, Inc.*.......  5,481      62,757
            NBTY, Inc.*.........................  8,874     103,826
            NCO Group, Inc.*....................  2,262      51,800
            NDCHealth Corp......................  3,480     120,234
            Neiman Marcus Group, Inc.--Class A*.  2,871      89,202
            Neose Technologies, Inc.*...........  1,740      63,719
            Netegrity, Inc.*....................  3,219      62,320
            NetIQ Corp.*........................  4,002     141,111
            Neurocrine Biosciences, Inc.*.......  2,784     142,847
            New Focus, Inc.*.................... 10,701      40,771
            Newpark Resources, Inc.*............ 13,572     107,219
            Newport Corp........................  5,133      98,964
            Nordson Corp........................  4,176     110,288
            North Pittsburgh Systems, Inc.......  6,960     128,760
            Northwestern Corp...................  7,656     161,159
            Novell, Inc.*....................... 30,015     137,769
            Noven Pharmaceuticals, Inc.*........  2,436      43,239
            NPS Pharmaceuticals, Inc.*..........  2,871     109,959
            NTELOS, Inc.*.......................  3,132      48,515
            Nuance Communications, Inc.*........  4,437      40,377
            NUI Corp............................  5,220     123,714
            Numerical Technologies, Inc.*.......  3,480     122,496
            NVR, Inc.*..........................    870     177,480
            NYFIX, Inc.*........................  3,306      66,186
            O'Reilly Automotive, Inc.*..........  4,350     158,645
            Oak Technology, Inc.*...............  8,178     112,448
            OceanFirst Financial Corp...........  6,525     157,644
            OfficeMax, Inc.*.................... 19,662      88,479
            Ohio Casualty Corp.*................ 10,701     171,751
            Olin Corp...........................  5,394      87,059
            OM Group, Inc.......................  1,653     109,412
            Omega Financial Corp................  5,220     167,823
            On Assignment, Inc.*................  3,567      81,934
            ONEOK, Inc..........................  7,830     139,687
            Onyx Pharmaceuticals, Inc.*.........  6,351      32,517
            Oplink Communications, Inc.*........ 20,619      38,867
            OraSure Technologies, Inc.*.........  5,655      68,708
            OSCA, Inc.*.........................  4,872     101,581
            Oshkosh Truck Corp..................  2,349     114,514
            Otter Tail Power Co.................  6,003     174,927
            Overture Services, Inc.*............  4,263     151,038
            Owens-Illinois, Inc.*............... 11,397     113,856
            Pacific Sunwear of California, Inc.*  3,741      76,391
            Papa John's International, Inc.*....  3,306      90,849
            PAREXEL International Corp.*........  3,828      54,932
            Park Electrochemical Corp...........  2,871      75,794
            Parker Drilling Co.*................ 15,312      56,501
            Patterson-UTI Energy, Inc.*.........  5,220     121,678
            Paxar Corp.*........................  7,656     108,715
            Paxson Communications Corp.*........  5,481      57,276
            PDI, Inc.*..........................    783      17,477
            Pegasus Communications Corp.*.......  6,264      65,208
            Pennzoil-Quaker State Co............ 14,007     202,401
            Performance Food Group Co.*.........  3,480     122,392

          Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
         PerkinElmer, Inc..........................    697 $    24,409
         Perot Systems Corp.--Class A*.............  6,786     138,570
         Perrigo Co.*.............................. 10,440     123,401
         Petsmart, Inc.*........................... 17,835     175,496
         Pharmacyclics, Inc.*......................  2,262      22,484
         Pharmos Corp.*............................ 20,010      47,024
         Phoenix Technologies Ltd.*................  4,959      57,723
         Photon Dynamics, Inc.*....................  2,958     135,032
         Photronics, Inc.*.........................  3,219     100,916
         Pier 1 Imports, Inc....................... 10,614     184,047
         Pinnacle Systems, Inc.*................... 12,441      98,782
         Pioneer Natural Resources Co.*............  4,611      88,808
         Pioneer Standard Electronics, Inc.........  5,916      75,133
         Pittston Brink's Group....................  6,873     151,893
         Pixelworks, Inc.*.........................  2,436      39,122
         Plantronics, Inc.*........................  5,046     129,379
         Playboy Enterprises, Inc.--Class B*.......  5,916      99,921
         Plexus Corp.*.............................  5,046     134,021
         PMA Capital Corp.--Class A................  6,699     129,291
         PNM Resources, Inc........................  5,916     165,352
         Pogo Producing Co.........................  3,567      93,705
         Polaris Industries, Inc...................  3,306     190,922
         PolyOne Corp.............................. 11,310     110,838
         Port Financial Corp.......................  3,480      90,724
         Portal Software, Inc.*.................... 17,313      36,011
         Potlatch Corp.............................  4,959     145,398
         Powerwave Technologies, Inc.*.............  8,265     142,819
         PRAECIS Pharmaceuticals, Inc.*............ 10,179      59,242
         Pre-Paid Legal Services, Inc.*............  2,871      62,875
         Precision Castparts Corp..................  2,262      63,902
         Prentiss Properties Trust.................  7,743     212,545
         PRI Automation, Inc.*.....................  4,437      90,737
         Price Communications Corp.*...............  6,960     132,866
         priceline.com, Inc.*......................  8,874      51,647
         Prime Hospitality Corp.*..................  7,743      85,560
         Profit Recovery Group International, Inc.*  6,699      54,597
         Progress Software Corp.*..................  5,307      91,705
         Promistar Financial Corp..................  8,439     206,334
         Province Healthcare Co.*..................  2,871      88,599
         Proxim, Inc.*.............................  4,524      44,878
         PS Business Parks, Inc....................  6,438     202,797
         PSS World Medical, Inc.*.................. 10,962      89,450
         Pulitzer, Inc.............................  2,175     110,925
         Pure Resources, Inc.*.....................  5,307     106,671
         R.H. Donnelley Corp.*.....................  5,046     146,586
         RadiSys Corp.*............................  2,958      58,154
         Rambus, Inc.*.............................  9,831      78,550
         Raymond James Financial Corp..............  4,872     173,053
         Rayonier, Inc.............................  3,654     184,417
         Rayovac Corp.*............................  4,263      75,029
         Read-Rite Corp.*.......................... 19,662     129,966
         Reckson Associates Realty Corp............  8,613     201,200
         Reebok International Ltd.*................  2,697      71,471
         Regeneron Pharmaceuticals, Inc.*..........  2,523      71,048
         Regis Corp................................  5,916     152,514
         RehabCare Group, Inc.*....................  1,305      38,628
         REMEC, Inc.*..............................  5,481      54,755
         Renal Care Group, Inc.*...................  5,046     161,977
         Rent-A-Center, Inc.*......................  1,827      61,332

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Republic Bancorp, Inc................... 11,223 $   155,439
          Republic Bancorp, Inc.--Class A.........  5,133      69,244
          Republic Bancshares, Inc.*..............  3,915      50,895
          Research Frontiers, Inc.*...............  2,523      42,285
          Resource America, Inc.--Class A.........  4,698      43,879
          Respironics, Inc.*......................  4,002     138,629
          Rogers Corp.*...........................  2,436      73,811
          Rollins, Inc............................  4,698      93,960
          Roper Industries, Inc...................  3,915     193,793
          Roslyn Bancorp, Inc.....................  3,915      68,513
          Royal Bancshares of Pennsylvania, Inc.--
           Class A................................  4,002      80,640
          Ruby Tuesday, Inc.......................  8,700     179,481
          Ruddick Corp............................  6,699     107,117
          Rudolph Technologies, Inc.*.............  1,653      56,731
          Rural Cellular Corp.--Class A*..........  1,479      32,908
          Russell Corp............................  5,307      79,658
          Ryder System, Inc.......................  6,177     136,821
          S1 Corp.*...............................  6,699     108,390
          Safeguard Scientifics, Inc.*............ 19,053      66,686
          Salem Communications Corp.--Class A*....  4,698     108,054
          SangStat Medical Corp.*.................  3,828      75,182
          Sapient Corp.*.......................... 10,179      78,582
          SBA Communications Corp.*...............  5,133      66,832
          SBS Technologies, Inc.*.................  3,915      57,042
          ScanSource, Inc.*.......................  1,305      62,118
          Scholastic Corp.*.......................  3,393     170,770
          Schuler Homes, Inc.*....................  5,220     103,617
          Schulman (A.), Inc......................  8,265     112,817
          SciClone Pharmaceuticals, Inc.*......... 16,617      49,851
          Scios, Inc.*............................  4,350     103,400
          Seacoast Banking Corp. of Florida.......  1,914      88,810
          Seacoast Financial Services Corp........ 13,311     228,283
          SEACOR SMIT, Inc.*......................  2,349     108,994
          Secure Computing Corp.*.................  5,307     109,059
          Security Capital Group, Inc.*...........  4,176     105,945
          SeeBeyond Technology Corp.*.............  4,176      40,507
          SEMCO Energy, Inc.......................  9,657     103,813
          Sensient Technologies Corp..............  6,699     139,406
          SICOR, Inc.*............................  4,089      64,116
          Sierra Pacific Resources................ 11,832     178,072
          Silicon Graphics, Inc.*................. 61,857     129,900
          Silicon Storage Technology, Inc.*....... 11,658     112,383
          Silicon Valley Bancshares*..............  4,785     127,903
          Sinclair Broadcast Group--Class A*......  6,873      65,019
          Sirius Satellite Radio, Inc.*...........  8,787     102,193
          Skechers U.S.A., Inc.*..................  2,610      38,158
          Sky Financial Group, Inc................  7,569     153,953
          SkyWest, Inc............................  3,219      81,924
          SL Green Realty Corp....................  6,612     203,055
          Snap-on, Inc............................  3,567     120,065
          Solutia, Inc............................  6,351      89,041
          Sonic Corp.*............................  4,263     153,468
          SONICblue, Inc.*........................ 19,401      78,380
          SonicWALL, Inc.*........................  4,263      82,873
          Sotheby's Holdings, Inc.--Class A*......  4,437      73,699
          Southern Peru Copper Corp...............  7,830      93,568
          Southern Union Co.*.....................  5,481     103,372
          Southwest Bancorp of Texas, Inc.*.......  3,828     115,874

           Common Stocks, continued
                                                   Shares    Value
                                                   ------ -----------
          Southwest Gas Corp......................  6,525 $   145,834
          SpectraSite Holdings, Inc.*............. 10,701      38,417
          Spectrian Corp.*........................  4,785      52,779
          Spherion Corp.*.........................  8,004      78,119
          Spiegel, Inc.--Class A..................  8,526      38,793
          Spinnaker Exploration Co.*..............  1,653      68,037
          St. Mary Land & Exploration Co..........  3,393      71,898
          StanCorp Financial Group, Inc...........  3,132     147,987
          Station Casinos, Inc.*..................  5,481      61,332
          Steel Dynamics, Inc.*...................  6,786      78,785
          Stellent, Inc.*.........................  2,697      79,723
          STERIS Corp.*...........................  8,004     146,233
          Sterling Bancshares, Inc................  8,874     111,102
          Stewart & Stevenson Services, Inc.......  3,480      65,459
          Stewart Enterprises, Inc.--Class A*..... 11,310      67,747
          Stillwater Mining Co.*..................  4,089      75,647
          Stone Energy Corp.*.....................  2,349      92,786
          Storage Technology Corp.*...............  6,351     131,275
          Stratos Lightwave, Inc.*................  9,396      57,785
          Sun Communities, Inc....................  6,438     239,816
          Superior Industries International, Inc..  3,306     133,066
          SurModics, Inc.*........................  1,218      44,408
          Susquehanna Bancshares, Inc.............  9,570     199,535
          Swift Energy Co.*.......................  2,175      43,935
          Swift Transportation Co., Inc.*.........  5,829     125,382
          Symmetricom, Inc.*......................  5,220      39,724
          Symyx Technologies, Inc.*...............  3,480      73,915
          Syncor International Corp.*.............  2,349      67,275
          Systems & Computer Technology Corp.*....  7,482      77,364
          Take-Two Interactive Software, Inc.*....  5,046      81,594
          TALX Corp...............................  1,827      45,638
          Tanox, Inc.*............................  2,697      49,901
          Techne Corp.*...........................  4,698     173,120
          Technitrol, Inc.........................  3,480      96,118
          Teledyne Technologies, Inc.*............  4,263      69,444
          Teleflex, Inc...........................  1,827      86,435
          Tennant Co..............................  2,784     103,286
          Terex Corp.*............................  4,089      71,721
          Terrayon Communication Systems, Inc.*... 18,096     149,672
          Tetra Tech, Inc.*.......................  5,307     105,662
          Texas Biotechnology Corp.*..............  9,918      64,467
          Texas Industries, Inc...................  3,306     121,991
          Texas Regional Bancshares, Inc.--Class A  4,524     171,233
          The Cheesecake Factory, Inc.*...........  4,785     166,374
          The Men's Wearhouse, Inc.*..............  4,002      82,641
          The Scotts Company--Class A*............  2,175     103,530
          Theragenics Corp.*......................  6,177      60,905
          Thomas & Betts Corp.....................  3,219      68,082
          Thoratec Corp.*.........................  5,046      85,782
          THQ, Inc.*..............................  2,610     126,507
          Timken Co...............................  8,265     133,728
          Titan Corp.*............................  5,742     143,263
          Titan Pharmaceuticals, Inc.*............  3,132      30,725
          Tom Brown, Inc.*........................  3,915     105,744
          Too, Inc.*..............................  4,176     114,840
          Tower Automotive, Inc.*.................  7,221      65,206
          Transaction Systems Architects, Inc.*...  5,742      70,397
          Transkaryotic Therapies, Inc.*..........  2,610     111,708
          TransMontaigne, Inc.*................... 15,834      86,295

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001

           Common Stocks, continued
                                                    Shares    Value
                                                    ------ -----------
          TranSwitch Corp.*........................ 15,834 $    71,253
          Tredegar Corp............................  4,785      90,915
          Trimble Navigation Ltd.*.................  3,828      62,052
          Trimeris, Inc.*..........................  2,088      93,897
          Trinity Industries, Inc..................  5,829     158,374
          Triquint Semiconductor, Inc.*............  8,874     108,795
          Tupperware Corp..........................  7,830     150,728
          Tweeter Home Entertainment Group, Inc.*..  2,262      65,598
          UCAR International, Inc.*................  6,873      73,541
          UICI*....................................  6,873      92,786
          Ultratech Stepper, Inc.*.................  2,871      47,429
          Umpqua Holdings Corp.....................  6,003      81,041
          Unifi, Inc.*.............................  9,048      65,598
          Unisource Energy Corp....................  7,221     131,350
          United Bankshares, Inc...................  6,612     190,822
          United Dominion Realty Trust, Inc........ 21,750     313,200
          United Industrial Corp...................  4,524      75,777
          United Stationers, Inc.*.................  4,002     134,667
          UnitedGlobalCom, Inc.--Class A*.......... 13,920      69,600
          Universal Corp...........................  4,176     152,048
          Universal Display Corp.*.................  4,176      38,002
          Universal Electronics, Inc.*.............  3,828      65,880
          Unova, Inc.*............................. 12,876      74,681
          US Oncology, Inc.*.......................  9,222      69,534
          US Unwired, Inc.*........................  7,917      80,595
          USFreightways Corp.......................  3,567     112,004
          Valentis, Inc.*.......................... 15,921      49,355
          Valspar Corp.............................  2,697     106,801
          ValueVision International, Inc.--Class A*  4,350      85,217
          Varian Semiconductor Equipment
           Associates, Inc.*.......................  4,002     138,428
          Varian, Inc.*............................  3,654     118,535
          Veeco Instruments, Inc.*.................  3,219     116,045
          VeriSign, Inc.*..........................  1,897      72,162
          Veritas DGC, Inc.*.......................  3,132      57,942
          Verity, Inc.*............................  3,480      70,470
          ViaSat, Inc.*............................  3,132      48,859
          VidaMed, Inc.*........................... 10,875      85,043
          Viewpoint Corp.*.........................  9,831      66,949
          Vintage Petroleum, Inc...................  6,003      86,743
          Vion Pharmaceuticals, Inc.*.............. 10,353      45,657
          ViroPharma, Inc.*........................  2,436      55,906
          VISX, Inc.*..............................  6,177      81,845
          W-H Energy Services, Inc.*...............  3,480      66,294
          Wabash National Corp.....................  6,873      53,609
          Wackenhut Corp.--Class A*................  5,742     142,401
          Wallace Computer Services, Inc...........  5,568     105,736
          Walter Industries, Inc...................  7,221      81,670
          Washington Real Estate Investment
           Trust................................... 10,527     262,017
          Watson Wyatt & Co. Holdings*.............  3,219      70,174
          Wausau-Mosinee Paper Corp................  9,309     112,639
          WD-40 Co.................................  6,525     173,891
          webMethods, Inc.*........................  4,089      68,532
          Websense, Inc.*..........................  4,002     128,344
          Webster Financial Corp...................  2,349      74,064
          Wellman, Inc.............................  5,133      79,510
          Werner Enterprises, Inc..................  5,046     122,618
          West Pharmaceutical Services, Inc........  4,437     118,024

         Common Stocks, continued
                                                 Shares       Value
                                                ---------- -----------
        Westamerica Bancorporation.............      4,263 $   168,687
        Western Digital Corp.*.................     27,057     169,647
        Western Resources, Inc.................      3,915      67,338
        Whitney Holding Corp...................      4,263     186,933
        WMS Industries, Inc.*..................      3,045      60,900
        Wolverine World Wide, Inc..............      5,742      86,417
        Woodhead Industries, Inc...............      3,654      58,026
        Worthington Industries, Inc............     12,267     174,191
        Wyndham International, Inc.--Class A*..     33,408      18,708
        Xanser Corp.*..........................     12,180      24,482
        Xicor, Inc.*...........................      7,830      86,913
        XTO Energy, Inc........................      5,481      95,918
        Yellow Corp.*..........................      4,176     104,818
        York International Corp................      4,002     152,596
        Zale Corp.*............................      3,393     142,099
        Zebra Technologies Corp.*..............      3,219     178,687
        Zenith National Insurance Corp.........      4,611     128,831
        Zygo Corp.*............................      3,219      51,182
                                                           -----------
        TOTAL COMMON STOCKS....................             79,184,934
                                                           -----------
         Options Purchased (10.3%)
                                                Contracts
                                                ----------
        Russell 2000 Call Option expiring
         January 2002 @ $285...................     90       9,180,000
                                                           -----------
        TOTAL OPTIONS PURCHASED................              9,180,000
                                                           -----------
         Repurchase Agreement (6.1%)
                                                Principal
                                                 Amount
                                                ----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $5,392,449 (Collateralized by Federal
         Farm Credit Bank security)............ $5,392,000   5,392,000
                                                           -----------
        TOTAL REPURCHASE AGREEMENT.............              5,392,000
                                                           -----------
        TOTAL INVESTMENTS
         (Cost $84,392,315)/(b)/ (105.3%)......             93,756,934
        Liabilities in excess of other
         assets ( - 5.3%)......................             (4,716,107)
                                                           -----------
        NET ASSETS (100.0%)....................            $89,040,827
                                                           ===========

              See accompanying notes to the financial statements.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP UltraSmall-Cap               Investments
                                                December 31, 2001


        Futures Contracts Purchased
                                                               Unrealized
                                                     Contracts    Gain
                                                     --------- ----------
       Russell 2000 Future Contract expiring March
        2002 (Underlying face amount at value
        $77,506,500)................................    317    $2,680,540

------
*Non-income producing security.
/(a)/Escrowed security.
/(b)/Cost for federal income taxes is $96,080,417 and differs from cost basis for financial reporting purposes by the amount of gains and losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $11,246,052 for wash sales and $442,050 for options. Net unrealized depreciation of securities as follows:

                Unrealized appreciation........... $  9,265,489
                Unrealized depreciation...........  (11,588,972)
                                                   ------------
                Net unrealized depreciation....... $ (2,323,483)
                                                   ============

The ProFund VP UltraSmall-Cap's investment concentration based on net assets, by industry, as of December 31, 2001, was as follows:

                    Advertising.......................  0.5%
                    Aerospace/Defense.................  0.7%
                    Agriculture.......................  0.3%
                    Airlines..........................  0.3%
                    Apparel...........................  0.6%
                    Auto Manufacturers................  0.2%
                    Auto Parts & Equipment............  0.8%
                    Banks.............................  7.5%
                    Biotechnology.....................  2.1%
                    Building Materials................  0.8%
                    Chemicals.........................  2.1%
                    Commercial Services...............  3.4%
                    Computers.........................  3.3%
                    Distribution/Wholesale............  0.2%
                    Diversified Financial Services....  1.0%
                    Electric..........................  2.1%
                    Electrical Components & Equipment.  0.8%
                    Electronics.......................  2.5%
                    Energy............................  0.2%
                    Engineering & Construction........  0.1%
                    Entertainment.....................  0.7%
                    Environmental Control.............  0.2%
                    Food..............................  1.7%
                    Forest & Paper Products...........  0.7%
                    Health Care.......................  4.3%
                    Holding Companies--Diversified....  0.1%
                    Home Builders.....................  1.0%
                    Home Furnishings..................  0.9%
                    Household Products................  1.6%
                    Insurance.........................  1.6%
                    Internet..........................  3.0%
                    Investment Companies..............  0.1%
                    Iron/Steel........................  0.3%
                    Leisure Time......................  0.7%
                    Lodging...........................  0.5%
                    Machinery & Equipment.............  2.3%
                    Manufacturing.....................  2.0%
                    Media.............................  2.1%
                    Metals............................  0.9%
                    Mining............................  0.2%
                    Office/Business Equipment.........  0.5%
                    Oil & Gas.........................  4.3%
                    Packaging & Containers............  0.6%
                    Pharmaceuticals...................  4.0%
                    Pipelines.........................  0.1%
                    Publishing & Printing.............  0.1%
                    Real Estate.......................  0.6%
                    Real Estate Investment Trust......  5.7%
                    Retail............................  5.6%
                    Semiconductors....................  3.5%
                    Software..........................  3.5%
                    Telecommunications................  3.9%
                    Textiles..........................  0.1%
                    Toys/Games/Hobbies................  0.1%
                    Transportation....................  1.5%
                    Trucking & Leasing................  0.2%
                    Water.............................  0.2%
                    Other............................. 11.1%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

       Statement of Assets and Liabilities
                                                       December 31, 2001
      Assets:
        Investments, at value (cost $79,000,315)........... $ 88,364,934
        Repurchase agreement, at amortized cost............    5,392,000
                                                            ------------
         Total Investments.................................   93,756,934
        Cash...............................................      162,585
        Dividends and interest receivable..................       88,490
        Receivable for investments sold....................   23,584,474
        Prepaid expenses...................................          168
                                                            ------------
         Total Assets......................................  117,592,651
                                                            ------------
      Liabilities:
        Payable for capital shares redeemed................   27,427,185
        Variation margin on futures contracts..............      924,925
        Advisory fees payable..............................       54,629
        Management servicing fees payable..................       10,926
        Administration fees payable........................        5,585
        Administrative servicing fees payable..............       36,960
        Distribution fees payable..........................       26,400
        Other accrued expenses.............................       65,214
                                                            ------------
         Total Liabilities.................................   28,551,824
                                                            ------------
      Net Assets........................................... $ 89,040,827
                                                            ============
      Net Assets consist of:
        Capital............................................ $113,609,625
        Accumulated net realized losses on investments
         and futures contracts.............................  (36,613,957)
        Net unrealized appreciation on investments and
         futures contracts.................................   12,045,159
                                                            ------------
      Net Assets........................................... $ 89,040,827
                                                            ============
        Shares of Beneficial Interest Outstanding..........    3,491,112
                                                            ============
        Net Asset Value (offering and redemption price per
         share)............................................ $      25.51
                                                            ============

       Statement of Operations
                                    For the year ended December 31, 2001
      Investment Income:
        Dividends (net of foreign taxes of $173)............ $    472,161
        Interest............................................       87,541
                                                             ------------
         Total Income.......................................      559,702
                                                             ------------
      Expenses:
        Advisory fees.......................................      295,632
        Management servicing fees...........................       59,127
        Administration fees.................................       21,801
        Administrative servicing fees.......................      135,921
        Distribution fees...................................       98,544
        Custody fees........................................       82,771
        Fund accounting fees................................       55,941
        Transfer agent fees.................................       24,089
        Other fees..........................................       57,303
                                                             ------------
         Total Expenses.....................................      831,129
                                                             ------------
      Net Investment Loss...................................     (271,427)
                                                             ------------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments and futures
         contracts..........................................  (11,349,319)
        Net change in unrealized appreciation on
         investments and futures contracts..................    9,389,396
                                                             ------------
         Net realized and unrealized losses on investments
          and futures contracts.............................   (1,959,923)
                                                             ------------
      Change in Net Assets Resulting from
       Operations........................................... $ (2,231,350)
                                                             ============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Statements of Changes in Net Assets
                                                                                   For the           For the
                                                                                 year ended        year ended
                                                                              December 31, 2001 December 31, 2000
                                                                              ----------------- -----------------
From Investment Activities:
Operations:
  Net investment loss........................................................   $    (271,427)    $     (43,740)
  Net realized losses on investments and futures contracts...................     (11,349,319)      (24,814,109)
  Net change in unrealized appreciation on investments and futures contracts.       9,389,396         2,272,478
                                                                                -------------     -------------
  Change in net assets resulting from operations.............................      (2,231,350)      (22,585,371)
                                                                                -------------     -------------
Distributions to Shareholders From:
  Net investment income......................................................              --           (19,015)
  Net realized gains on investments and futures contracts....................              --          (500,555)
  In excess of net realized gains on investments and futures contracts.......              --           (27,465)
                                                                                -------------     -------------
  Change in net assets resulting from distributions..........................              --          (547,035)
                                                                                -------------     -------------
Capital Transactions:
  Proceeds from shares issued................................................     487,193,262       616,394,537
  Dividends reinvested.......................................................              --           546,997
  Cost of shares redeemed....................................................    (429,309,037)     (570,225,096)
                                                                                -------------     -------------
  Change in net assets resulting from capital transactions...................      57,884,225        46,716,438
                                                                                -------------     -------------
  Change in net assets.......................................................      55,652,875        23,584,032
Net Assets:
  Beginning of year..........................................................      33,387,952         9,803,920
                                                                                -------------     -------------
  End of year................................................................   $  89,040,827     $  33,387,952
                                                                                =============     =============
Share Transactions:
  Issued.....................................................................      19,355,893        16,730,273
  Reinvested.................................................................              --            18,726
  Redeemed...................................................................     (17,074,193)      (15,811,985)
                                                                                -------------     -------------
  Change in shares...........................................................       2,281,700           937,014
                                                                                =============     =============

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

 Financial Highlights
Selected data for a share of
beneficial interest outstanding
throughout the periods indicated.
                                                                                 For the period
                                         For the              For the         October 18, 1999/(a)/
                                       year ended           year ended              through
                                    December 31, 2001    December 31, 2000     December 31, 1999
                                    -----------------    -----------------    --------------------
Net Asset Value, Beginning of
 Period............................    $     27.61          $     35.99            $    30.00
                                       -----------          -----------            ----------
Investment Activities:
 Net investment income/(loss)......          (0.17)/(b)/          (0.04)/(b)/            0.06
 Net realized and unrealized
   gains/(losses) on investments
   and futures contracts...........          (1.93)               (7.90)                 5.93
                                       -----------          -----------            ----------
 Total income/(loss) from
   investment activities...........          (2.10)               (7.94)                 5.99
                                       -----------          -----------            ----------
Distributions to Shareholders From:
 Net investment income.............             --                (0.02)                   --
 Net realized gains on investments
   and futures contracts...........             --                (0.40)                   --
 In excess of net realized gains
   on investments and futures
   contracts.......................             --                (0.02)                   --
                                       -----------          -----------            ----------
 Total distributions...............             --                (0.44)                   --
                                       -----------          -----------            ----------
Net Asset Value, End of Period.....    $     25.51          $     27.61            $    35.99
                                       ===========          ===========            ==========
Total Return.......................          (7.61)%             (22.14)%               19.97%/(c)/
Ratios/Supplemental Data:
Net assets, end of year............    $89,040,827          $33,387,952            $9,803,920
Ratio of expenses to average net
 assets............................           2.11%                1.95%                 1.70%/(d)/
Ratio of net investment
 income/(loss) to average net
 assets............................          (0.69)%              (0.12)%                1.75%/(d)/
Ratio of expenses to average net
 assets*...........................           2.11%                2.24%                 2.53%/(d)/
Portfolio turnover.................            842%                1971%                  686%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment income/(loss) has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

                                ProFund VP Bear

   For the period January 22, 2001 through December 31, 2001, the ProFund VP Bear had a NAV total return of 16.90%*, compared to a return of -14.51% for the unmanaged S&P 500 Index. This ProFund VP seeks daily investment results, before fees and expenses, that inversely correspond to the daily performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index, which includes the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

   For the fiscal year, the ProFund VP Bear achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the S&P 500 Index (1.00 equals perfect correlation).

   The performance of the S&P 500 Index was influenced, during the fiscal year, by a generally weak economy as well as by the events of September 11, 2001 - after which consumer spending joined business spending in a decline that persisted into the fourth quarter of the year.

   In managing this ProFund VP, using a passive index-based approach, ProFund Advisors does not speculate on the future direction of the S&P 500 Index or any of the companies included in the S&P 500 Index.


Value of a $10,000 Investment

                  [CHART]

               ProFund
               VP Bear          S&P 500
               -------          -------
1/22/2001      $10,000          $10,000
3/31/2001       11,667            8,641
6/30/2001       11,073            9,118
9/30/2001       12,960            7,751
12/31/2001      11,690            8,549


-----------------------------
Average Annual Total Return
    as of 12/31/01
-----------------------------
                     Since
                   Inception
                   (1/22/01)
-----------------------------
VP Bear              16.90%
-----------------------------


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    The performance of the ProFund VP Bear is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Bear                         Investments
                                                December 31, 2001

         Options Purchased (35.8%)
                                                 Contracts
                                                    or
                                                 Principal
                                                  Amount       Value
                                                ----------- -----------
        S&P 500 Call Option expiring January
         2002 @ $1600..........................          15 $       113
        S&P 500 Put Option expiring January
         2002 @ $1800..........................          82  13,366,000
                                                            -----------
        TOTAL OPTIONS PURCHASED................              13,366,113
                                                            -----------
         U.S Government Agencies (42.3%)
        Federal Home Loan Bank, 1.43%,
         01/02/02.............................. $15,790,000  15,788,745
                                                            -----------
        TOTAL U.S. GOVERNMENT
         AGENCIES..............................              15,788,745
                                                            -----------
         Repurchase Agreement (21.5%)
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $8,000,667 (Collateralized by Federal
         Farm Credit Bank security)............   8,000,000   8,000,000
                                                            -----------
        TOTAL REPURCHASE AGREEMENT.............               8,000,000
                                                            -----------
        TOTAL INVESTMENTS
         (Cost $37,060,045)/(a)/ (99.6%).......              37,154,858
        Other assets in excess of liabilities
         (0.4%)................................                 135,387
                                                            -----------
        NET ASSETS (100.0%)....................             $37,290,245
                                                            ===========

           Futures Contracts Sold
                                                           Unrealized
                                                 Contracts    Loss
                                                 --------- ----------
          S&P 500 Future Contract expiring March
           2002 (Underlying face amount at value
           $14,924,000).........................    52     $(283,048)
           Futures Contracts Purchased
                                                           Unrealized
                                                 Contracts    Gain
                                                 --------- ----------
          S&P 500 Future Contract expiring March
           2002 (Underlying face amount at value
           $172,200)............................     3     $   4,035

------
/(a)/Cost for federal income taxes is $37,155,485 and differs from cost basis for financial reporting purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of $95,440 for options. Net unrealized depreciation of securities as follows:

                       Unrealized appreciation.... $   0
                       Unrealized depreciation....  (627)
                                                   -----
                       Net unrealized depreciation $(627)
                                                   =====


              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

        Statement of Assets and Liabilities
                                                       December 31, 2001
       Assets:
         Investments, at value (cost $29,060,045)........... $29,154,858
         Repurchase agreement, at amortized cost............   8,000,000
                                                             -----------
          Total Investments.................................  37,154,858
         Cash...............................................     977,839
         Dividends and interest receivable..................         333
         Receivable for capital shares issued...............   1,030,262
         Variation margin on futures contracts..............     136,230
                                                             -----------
          Total Assets......................................  39,299,522
                                                             -----------
       Liabilities:
         Payable for investments purchased..................   1,920,060
         Advisory fees payable..............................      21,873
         Management servicing fees payable..................       4,375
         Administration fees payable........................       2,856
         Administrative servicing fees payable..............      18,886
         Distribution fees payable..........................      13,490
         Other accrued expenses.............................      27,737
                                                             -----------
          Total Liabilities.................................   2,009,277
                                                             -----------
       Net Assets........................................... $37,290,245
                                                             ===========
       Net Assets consist of:
         Capital............................................ $42,178,545
         Accumulated undistributed net investment income....     163,471
         Accumulated net realized losses on investments and
          futures contracts.................................  (4,867,571)
         Net unrealized depreciation on investments and
          futures contracts.................................    (184,200)
                                                             -----------
       Net Assets........................................... $37,290,245
                                                             ===========
         Shares of Beneficial Interest Outstanding..........   1,063,273
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     35.07
                                                             ===========

       Statement of Operations
           For the period January 22, 2001/(a)/ through December 31, 2001
      Investment Income:
        Interest............................................. $   543,117
                                                              -----------
      Expenses:
        Advisory fees........................................     153,077
        Management servicing fees............................      30,615
        Administration fees..................................       8,689
        Administrative servicing fees........................      71,436
        Distribution fees....................................      51,026
        Custody fees.........................................      19,192
        Fund accounting fees.................................      14,603
        Transfer agent fees..................................      15,205
        Other fees...........................................      21,822
                                                              -----------
         Total Expenses......................................     385,665
                                                              -----------
      Net Investment Income..................................     157,452
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments and futures
         contracts...........................................  (4,867,571)
        Net change in unrealized depreciation on investments
         and futures contracts...............................    (184,200)
                                                              -----------
         Net realized and unrealized losses on investments
          and futures contracts..............................  (5,051,771)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,894,319)
                                                              ===========

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Statement of Changes in Net Assets
                                                                                 For the period
                                                                              January 22, 2001/(a)/
                                                                                    through
                                                                               December 31, 2001
                                                                              --------------------
From Investment Activities:
Operations:
  Net investment income......................................................    $     157,452
  Net realized losses on investments and futures contracts...................       (4,867,571)
  Net change in unrealized depreciation on investments and futures contracts.         (184,200)
                                                                                 -------------
  Change in net assets resulting from operations.............................       (4,894,319)
                                                                                 -------------
Capital Transactions:
  Proceeds from shares issued................................................      425,796,658
  Cost of shares redeemed....................................................     (383,612,094)
                                                                                 -------------
  Change in net assets resulting from capital transactions...................       42,184,564
                                                                                 -------------
  Change in net assets.......................................................       37,290,245
Net Assets:
  Beginning of period........................................................               --
                                                                                 -------------
  End of period..............................................................    $  37,290,245
                                                                                 =============
Share Transactions:
  Issued.....................................................................       12,150,320
  Redeemed...................................................................      (11,087,047)
                                                                                 -------------
  Change in shares...........................................................        1,063,273
                                                                                 =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                             For the period
                                                                          January 22, 2001/(a)/
                                                                                through
                                                                           December 31, 2001
                                                                          --------------------
Net Asset Value, Beginning of Period.....................................     $     30.00
                                                                              -----------
Investment Activities:
  Net investment income..................................................            0.26/(b)/
  Net realized and unrealized gains on investments and futures contracts.            4.81/(c)/
                                                                              -----------
  Total income from investment activities................................            5.07
                                                                              -----------
Net Asset Value, End of Period...........................................     $     35.07
                                                                              ===========
Total Return.............................................................           16.90%/(d)/
Ratios/Supplemental Data:
Net assets, end of year..................................................     $37,290,245
Ratio of expenses to average net assets..................................            1.89%/(e)/
Ratio of net investment income to average net assets.....................            0.77%/(e)/
Portfolio turnover.......................................................            1144%

------
/(a)/Commencement of operations.
/(b)/Per share net investment income has been calculated using the daily average shares method.
/(c)/The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

                            ProFund VP Money Market

   Launched on October 29, 2001, the investment objective of the ProFund VP Money Market is to seek as high a level of current income as is consistent with liquidity and preservation of capital. Since its inception, the Fund has produced a return of 0.08%*.

* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

    An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

The above information is not covered by the Report of Independent Accountants.

              PROFUNDS VP                   Schedule of Portfolio
              ProFund VP Money Market                 Investments
                                                December 31, 2001


            U.S. Government Agencies (29.9%)
                                               Principal
                                                Amount       Value
                                               ---------- -----------
           Fannie Mae, 1.40%, 01/02/02........ $6,067,000 $ 6,066,764
           Federal Home Loan Bank, 1.43%,
            01/02/02..........................  6,067,000   6,066,759
           Freddie Mac, 1.45%, 01/02/02.......  6,067,000   6,066,756
                                                          -----------
           TOTAL U.S. GOVERNMENT
            AGENCIES..........................             18,200,279
                                                          -----------
            U.S. Treasury Bills (9.9%)
           U.S. Treasury Bill, 1.40%, 01/03/02  6,067,000   6,066,528
                                                          -----------
           TOTAL U.S. TREASURY BILLS..........              6,066,528
                                                          -----------

         Repurchase Agreement (10.0%)
                                                 Principal
                                                  Amount       Value
                                                 ---------- -----------
        State Street Bank, 1.50%, 01/02/02,
         dated 12/31/01, with maturity value of
         $6,078,507 (Collateralized by Federal
         Farm Credit Bank security)............. $6,078,000 $ 6,078,000
                                                            -----------
        TOTAL REPURCHASE AGREEMENT..............              6,078,000
                                                            -----------
        TOTAL INVESTMENTS
         (Amortized Cost $30,344,807)(a) (49.8%)             30,344,807
        Other assets in excess of
         liabilities--(50.2%)...................             30,634,847
                                                            -----------
        NET ASSETS--(100.0%)....................            $60,979,654
                                                            ===========

------
/(a)/Represents cost for both financial reporting and federal income tax purposes.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

        Statement of Assets and Liabilities
                                                      December 31, 2001
       Assets:
         Investments, at amortized cost..................... $24,266,807
         Repurchase agreement, at amortized cost............   6,078,000
                                                             -----------
          Total Investments.................................  30,344,807
         Cash...............................................         996
         Interest receivable................................         253
         Receivable for capital shares issued...............  30,693,711
                                                             -----------
          Total Assets......................................  61,039,767
                                                             -----------
       Liabilities:
         Dividends payable..................................       8,027
         Advisory fees payable..............................      18,925
         Management servicing fees payable..................       3,785
         Distribution fees payable..........................      10,788
         Other accrued expenses.............................      18,588
                                                             -----------
          Total Liabilities.................................      60,113
                                                             -----------
       Net Assets........................................... $60,979,654
                                                             ===========
       Net Assets consist of:
         Capital............................................ $60,979,654
                                                             -----------
       Net Assets........................................... $60,979,654
                                                             ===========
         Shares of Beneficial Interest Outstanding..........  60,979,654
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $      1.00
                                                             ===========

           Statement of Operations
          For the period October 29, 2001/(a)/ through December 31, 2001
          Investment Income:
            Interest......................................... $80,730
                                                               -------
          Expenses:
            Advisory fees....................................  32,365
            Management servicing fees........................   6,473
            Distribution fees................................  10,788
            Custody fees.....................................   3,368
            Other fees.......................................  16,057
                                                               -------
             Total Expenses..................................  69,051
                                                               -------
          Net Investment Income..............................  11,679
                                                               -------
          Change in Net Assets Resulting from Operations..... $11,679
                                                               =======

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

 Statement of Changes in Net Assets
                                                               For the period
                                                            October 29, 2001/(a)/
                                                                  through
                                                             December 31, 2001
                                                            --------------------
From Investment Activities:
Operations:
  Net investment income....................................   $        11,679
                                                              ---------------
  Change in net assets resulting from operations...........            11,679
                                                              ---------------
Distributions to Shareholders From:
  Net investment income....................................           (11,679)
                                                              ---------------
  Change in net assets resulting from distributions........           (11,679)
                                                              ---------------
Capital Transactions:
  Proceeds from shares issued..............................     1,063,390,445
  Dividends reinvested.....................................            11,679
  Cost of shares redeemed..................................    (1,002,422,470)
                                                              ---------------
  Change in net assets resulting from capital transactions.        60,979,654
                                                              ---------------
  Change in net assets.....................................        60,979,654
Net Assets:
  Beginning of period......................................                --
                                                              ---------------
  End of period............................................   $    60,979,654
                                                              ===============
Share Transactions:
  Issued...................................................     1,063,390,445
  Reinvested...............................................            11,679
  Redeemed.................................................    (1,002,422,470)
                                                              ---------------
  Change in shares.........................................        60,979,654
                                                              ===============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
                                                                           For the period
                                                                        October 29, 2001/(a)/
                                                                              through
                                                                         December 31, 2001
                                                                        --------------------
Net Asset Value, Beginning of Period...................................     $     1.000
                                                                            -----------
Investment Activities:
  Net investment income................................................           0.001
                                                                            -----------
Distributions to Shareholders From:
  Net investment income................................................          (0.001)
                                                                            -----------
Net Asset Value, End of Period.........................................     $     1.000
                                                                            ===========
Total Return...........................................................            0.08%/(b)/
Ratios/Supplemental Data:
Net assets, end of year................................................     $60,979,654
Ratio of expenses to average net assets................................            1.60%/(c)/
Ratio of net investment income to average net assets...................            0.27%/(c)/

------
/(a)/Commencement of operations.
/(b)/Notannualized.
/(c)/Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 2001



1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. Deutsche Asset Management, Inc. is the investment advisor for the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of eighty separately managed series, forty-nine of which are operational as of December 31, 2001. These accompanying financial statements relate to the following portfolios:
   ProFund VP Bull Plus, ProFund VP UltraOTC, ProFund VP UltraSmall-Cap, ProFund VP Bear and ProFund VP Money Market (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act. The ProFund VP Bull Plus and ProFund VP Bear commenced operations on January 22, 2001. The ProFund VP Money Market commenced operations on October 29, 2001.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP (other than the ProFund VP Money Market) that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities maturing in 60 days or less are valued at amortized cost which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

   For the ProFunds VP (other than the ProFund VP Money Market), futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

                                   Continued

PROFUNDS VP

                               December 31, 2001



   Short Sales

   The ProFund VP Bear may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

   Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short.

   Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin is reflected in the cash balance on the Statement of Assets and Liabilities. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses when cash is exchanged.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities.

   Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Swap Contracts

   The ProFunds VP (other than the ProFund VP Money Market) may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund VP's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the

                                   Continued

PROFUNDS VP

                               December 31, 2001


   contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund VP's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

   The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

   Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

   At December 31, 2001, the following swap contract was outstanding and was collateralized by assets of the particular ProFund VP:

                         Notional   Termination     Return        Unrealized
                          Amount       Date        Benchmark     Depreciation
                       ------------ -----------    ---------     ------------
   ProFund VP UltraOTC $107,237,727  01/25/02   NASDAQ-100 Index $(2,453,307)

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   The ProFunds VP (other than the ProFund VP Money Market) will distribute net investment income and net realized gains, if any, at least once a year. The ProFund VP Money Market ordinarily declares dividends of net investment income on a daily basis and distributes such dividends to shareholders on a monthly basis. Net realized capital gains, if any, will be distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The ProFunds VP utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income taxes.

   As of December 31, 2001, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                               December 31, 2001



                                       Accumulated    Accumulated
                                      Undistributed   Net Realized
                                      Net Investment  Gain/(Loss)
                                      Income/(Loss)  on Investments
                                      -------------- --------------
            ProFund VP Bull Plus.....   $  240,155     $       --
            ProFund VP UltraOTC......    1,406,575      2,071,887
            ProFund VP UltraSmall-Cap      271,427       (423,064)
            ProFund VP Bear..........        6,019             --

   Federal Income Tax

   Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

   For its services as Administrator, the ProFunds VP pay BISYS an annual fee ranging from 0.05% of average daily net assets of $0 to $2 billion to 0.02% of average daily net assets of $10 billion and over. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2001 were as follows:

                                         Purchases      Sales
                                        ------------ ------------
              ProFund VP Bull Plus..... $425,696,981 $363,459,441
              ProFund VP UltraOTC......  397,984,741  343,792,468
              ProFund VP UltraSmall-Cap  348,893,676  297,804,078
              ProFund VP Bear..........   61,122,278   69,339,070

5. Federal Income Tax Information (Unaudited)

   At December 31, 2001, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:


              ProFund VP Bull Plus..... $  8,540,781 Expires 2009
              ProFund VP UltraOTC...... $126,680,493 Expires 2008
                                         119,617,666 Expires 2009
                                        ------------
                                        $246,298,159
                                        ============
              ProFund VP UltraSmall-Cap $ 14,370,041 Expires 2008
                                           7,875,274 Expires 2009
                                        ------------
                                        $ 22,245,315
                                        ============
              ProFund VP Bear.......... $  5,051,144 Expires 2009

                       Report of Independent Accountants
To the Trustees and Shareholders of ProFunds VP

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ProFund VP Bull Plus, ProFund VP UltraOTC, ProFund VP UltraSmall-Cap, ProFund VP Bear, and ProFund VP Money Market (five funds constituting ProFunds VP, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 20, 2002

                       Trustees and Officers of ProFunds

                                                                                    Number of
                                     Term of                                        Portfolios
                                    Office and                                       in Fund       Other
                        Position(s) Length of                                        Complex   Directorships
                         Held with     Time          Principal Occupation(s)         Overseen     Held by
Name, Address, and Age   the Trust    Served           During Past 5 Years          by Trustee    Trustee
----------------------  ----------- ---------- ------------------------------------ ---------- -------------
Non-Interested Trustees
-----------------------
Russell S. Reynolds       Trustee    10/97 -   Directorship, Inc. (Executive            49     Directorship,
c/o ProFunds                         present   Recruitment): Managing Director,                Inc.
7900 Wisconsin Avenue,                         Chief Financial Officer, and
Suite 300                                      Secretary; Quadcom Services, Inc.:
Bethesda, MD 20814                             President
Age: 44
Michael C. Wachs          Trustee    10/97 -   AMC Delancey Investment Group,           49     None
c/o ProFunds                         present   Inc. (Real Estate Development):
7900 Wisconsin Avenue,                         Vice President; First Union National
Suite 300                                      Bank: Vice President/Senior
Bethesda, MD 20814                             Underwriter; First Union Capital
Age: 40                                        Markets Corp: Vice President, Vice
                                               President/Senior Credit Officer,
                                               Vice President/Team Leader
Interested Trustee
------------------

Michael L. Sapir*         Trustee    4/97 -    Chairman and Chief Executive             49     None
7900 Wisconsin Avenue,               present   Officer of the Advisor; Law Offices
Suite 300                                      of Michael Sapir: Principal; Padco
Bethesda, MD 20814                             Advisors, Inc.: President and
Age: 43                                        General Counsel; Jorden Burt
                                               Berenson & Klingensmith: Partner

------
*Mr. Sapir may be deemed to be an "interested person," as defined by the 1940
 Act, because of his employment with the Advisor.

Executive Officers
------------------

                        Position(s) Held  Term of Office and Length of       Principal Occupation(s)
Name, Address, and Age   with the Trust           Time Served                  During Past 5 Years
---------------------- ------------------ ---------------------------- -----------------------------------
Michael L. Sapir       Chairman and Chief        4/97 - present        Chairman and Chief Executive
7900 Wisconsin Avenue, Executive Officer                               Officer of the Advisor; Law Offices
Suite 300                                                              of Michael Sapir: Principal; Padco
Bethesda, MD 20814                                                     Advisors: President and General
Age: 43                                                                Counsel; Jorden Burt Berenson &
                                                                       Klingensmith: Partner
Louis M. Mayberg       Secretary                 4/97 - present        President of the Advisor; Potomac
7900 Wisconsin Avenue,                                                 Securities, Inc.: President
Suite 300
Bethesda, MD 20814
Age: 39
Steven D. Pierce       Treasurer                 2/02 - present        BISYS Fund Services: Vice
3435 Stelzer Road                                                      President of Financial Services;
Columbus, Ohio 43219                                                   CNA Insurance: Manager,
Age: 36                                                                Financial Operations